Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
12/31/19 (Unaudited)

COMMON STOCKS (43.7%)(a)
	Shares	Value
Basic materials (1.4%)
Air Liquide SA (France)	592	$83,803
Akzo Nobel NV (Netherlands)	126	12,811
Alcoa Corp.(NON)	19,100	410,841
Anglo American PLC (United Kingdom)	29,623	852,655
Arkema SA (France)	4,619	490,653
Armstrong World Industries, Inc.	3,400	319,498
Ashland Global Holdings, Inc.	3,600	275,508
Axalta Coating Systems, Ltd.(NON)	19,200	583,680
Azrieli Group, Ltd. (Israel)	237	17,329
BHP Billiton PLC (United Kingdom)	23,260	547,435
Boliden AB (Sweden)	4,482	118,913
Celanese Corp.	3,800	467,856
CF Industries Holdings, Inc.	26,400	1,260,336
Covestro AG (Germany)	18,405	855,731
CRH PLC (Ireland)	27,203	1,088,420
DuPont de Nemours, Inc.	12,900	828,180
Eastman Chemical Co.	9,700	768,822
Eiffage SA (France)	524	59,953
Fortescue Metals Group, Ltd. (Australia)	78,316	590,274
Glencore PLC (United Kingdom)	4,721	14,717
HOCHTIEF AG (Germany)	3,145	401,105
Israel Chemicals, Ltd. (Israel)	44,747	210,563
JFE Holdings, Inc. (Japan)	3,600	46,118
LyondellBasell Industries NV Class A	2,200	207,856
Newcrest Mining, Ltd. (Australia)	2,767	58,573
NewMarket Corp.	700	340,564
Nippon Steel Corp. (Japan)	4,100	61,685
Nitto Denko Corp. (Japan)	4,300	241,252
Nucor Corp.	902	50,765
PPG Industries, Inc.	4,400	587,356
Reliance Steel & Aluminum Co.	4,500	538,920
Rio Tinto PLC (United Kingdom)	22,302	1,330,241
Sherwin-Williams Co. (The)	491	286,518
Shin-Etsu Chemical Co., Ltd. (Japan)	7,900	866,122
Steel Dynamics, Inc.	22,700	772,708
Taisei Corp. (Japan)	11,900	492,688

		16,140,449
Capital goods (3.1%)
ACS Actividades de Construccion y Servicios SA (Spain)	14,948	597,750
AECOM(NON)	9,200	396,796
Allison Transmission Holdings, Inc.	13,500	652,320
Avery Dennison Corp.	4,600	601,772
BAE Systems PLC (United Kingdom)	11,275	84,352
Ball Corp.	6,649	429,991
Berry Plastics Group, Inc.(NON)	14,800	702,852
Carlisle Cos., Inc.	2,800	453,152
Caterpillar, Inc.	3,300	487,344
Cummins, Inc.	13,700	2,451,752
Curtiss-Wright Corp.	1,600	225,424
Daikin Industries, Ltd. (Japan)	5,500	773,468
Dassault Aviation SA (France)	115	150,925
Dover Corp.	8,200	945,132
Faurecia SA (France)	12,094	651,567
General Dynamics Corp.	304	53,610
HD Supply Holdings, Inc.(NON)	19,936	801,826
HEICO Corp.	5,900	673,485
Hitachi High-Technologies Corp. (Japan)	5,700	402,789
Hitachi, Ltd. (Japan)	26,800	1,128,871
Honeywell International, Inc.	25,364	4,489,428
IDEX Corp.	4,100	705,200
Ingersoll-Rand PLC	18,400	2,445,728
Johnson Controls International PLC	1,146	46,654
L3Harris Technologies, Inc.	343	67,869
Legrand SA (France)	5,995	488,474
Lockheed Martin Corp.	11,610	4,520,702
Northrop Grumman Corp.	11,388	3,917,130
Obayashi Corp. (Japan)	25,500	282,741
Republic Services, Inc.	9,500	851,485
Roper Technologies, Inc.	2,000	708,460
Sandvik AB (Sweden)	55,174	1,075,929
Teledyne Technologies, Inc.(NON)	2,100	727,734
Tervita Corp. (Canada)(NON)	59	337
Waste Management, Inc.	21,144	2,409,570

		35,402,619
Communication services (2.3%)
Altice USA, Inc. Class A(NON)	38,100	1,041,654
AT&T, Inc.	37,507	1,465,774
BCE, Inc. (Canada)	2,609	120,871
BT Group PLC (United Kingdom)	102,775	261,980
Comcast Corp. Class A	139,400	6,268,818
Crown Castle International Corp.(R)	15,200	2,160,680
Deutsche Telekom AG (Germany)	58,768	960,455
Equinix, Inc.(R)	800	466,960
Hikari Tsushin, Inc. (Japan)	2,100	527,166
HKT Trust & HKT, Ltd. (Units) (Hong Kong)	33,000	46,522
Juniper Networks, Inc.	28,448	700,674
KDDI Corp. (Japan)	40,200	1,195,942
Nippon Telegraph & Telephone Corp. (Japan)	24,600	623,113
NTT DoCoMo, Inc. (Japan)	12,100	338,138
SES SA (France)	1,806	25,322
Telstra Corp., Ltd. (Australia)	317,568	791,158
Verizon Communications, Inc.	144,366	8,864,073

		25,859,300
Conglomerates (0.3%)
AMETEK, Inc.	11,900	1,186,906
Danaher Corp.	16,400	2,517,072
Orkla ASA (Norway)	5,864	59,419

		3,763,397
Consumer cyclicals (6.1%)
ABC-Mart, Inc. (Japan)	600	40,900
Amazon.com, Inc.(NON)	7,624	14,087,897
Aristocrat Leisure, Ltd. (Australia)	37,141	880,856
Automatic Data Processing, Inc.	517	88,149
AutoZone, Inc.(NON)	71	84,583
Berkeley Group Holdings PLC (The) (United Kingdom)	4,672	300,700
Booking Holdings, Inc.(NON)	2,100	4,312,833
Booz Allen Hamilton Holding Corp.	10,700	761,091
Brambles, Ltd. (Australia)	13,176	108,604
Bridgestone Corp. (Japan)	1,100	40,857
CK Hutchison Holdings, Ltd. (Hong Kong)	41,500	396,547
Clear Channel Outdoor Holdings, Inc.(NON)	1,356	3,878
Compagnie Generale des Etablissements Michelin SCA (France)	6,881	842,079
Compass Group PLC (United Kingdom)	38,073	953,155
CoStar Group, Inc.(NON)	800	478,640
Daiwa House Industry Co., Ltd. (Japan)	11,400	353,189
Discovery, Inc. Class A(NON)(S)	22,900	749,746
Dollar Tree, Inc.(NON)	756	71,102
Ecolab, Inc.	154	29,720
Expedia, Inc.	15,800	1,708,612
Extended Stay America, Inc. (Units)	20,400	303,144
Fiat Chrysler Automobiles NV (Italy)	54,690	809,396
Ford Motor Co.	2,232	20,758
Fox Corp. Class B	476	17,326
Geberit International AG (Switzerland)	1,001	561,834
Genting Bhd (Singapore)	381,600	261,247
Hermes International (France)	1,232	920,645
Hilton Worldwide Holdings, Inc.	19,500	2,162,745
Home Depot, Inc. (The)	688	150,245
iHeartMedia, Inc. Class A(NON)	577	9,751
Industria de Diseno Textil SA (Inditex) (Spain)	24,206	853,926
Interpublic Group of Cos., Inc. (The)	25,600	591,360
Jardine Matheson Holdings, Ltd. (Hong Kong)	600	33,363
KAR Auction Services, Inc.(S)	23,400	509,886
Kering SA (France)	1,806	1,185,492
Kimberly-Clark Corp.	541	74,415
Liberty Media Corp.-Liberty SiriusXM Class A(NON)	4,500	217,530
Liberty Media Corp.-Liberty SiriusXM Class C(NON)	1,800	86,652
Lowe's Cos., Inc.	24,000	2,874,240
Macquarie Infrastructure Co., LLC	5,600	239,904
MGM Resorts International	42,900	1,427,283
News Corp. Class A	1,486	21,012
Nielsen Holdings PLC	25,300	513,590
Nintendo Co., Ltd. (Japan)	2,500	1,009,116
Norwegian Cruise Line Holdings, Ltd.(NON)	18,400	1,074,744
Omnicom Group, Inc.	22,800	1,847,256
PayPal Holdings, Inc.(NON)	64,900	7,020,233
Peugeot SA (France)	40,220	960,945
Porsche Automobil Holding SE (Preference) (Germany)	1,050	78,488
Publicis Groupe SA (France)	640	28,974
PulteGroup, Inc.	35,000	1,358,000
Ross Stores, Inc.	698	81,261
RTL Group SA (Belgium)	663	32,707
S&P Global, Inc.	11,700	3,194,685
Secom Co., Ltd. (Japan)	300	26,772
ServiceMaster Global Holdings, Inc.(NON)	13,600	525,776
Sinclair Broadcast Group, Inc. Class A	10,800	360,072
Sohgo Security Services Co., Ltd. (Japan)	2,600	140,809
Sony Corp. (Japan)	20,800	1,415,789
Subaru Corp. (Japan)	500	12,363
Target Corp.	16,800	2,153,928
Taylor Wimpey PLC (United Kingdom)	140,190	359,135
TJX Cos., Inc. (The)	2,425	148,071
Toyota Motor Corp. (Japan)	1,500	105,615
Verisk Analytics, Inc. Class A	5,500	821,370
Volkswagen AG (Preference) (Germany)	3,856	762,286
Volvo AB (Sweden)	19,075	319,534
Walmart, Inc.	30,400	3,612,736
Walt Disney Co. (The)	589	85,187
Wesfarmers, Ltd. (Australia)	1,997	58,180
Wolters Kluwer NV (Netherlands)	13,337	972,707

		68,705,621
Consumer staples (3.7%)
Altria Group, Inc.	454	22,659
Ashtead Group PLC (United Kingdom)	30,425	972,865
Associated British Foods PLC (United Kingdom)	20,861	717,892
British American Tobacco PLC (United Kingdom)	13,162	563,392
Carlsberg A/S Class B (Denmark)	5,984	892,680
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	9	69,885
Coca-Cola Co. (The)	120,592	6,674,767
Coca-Cola European Partners PLC (United Kingdom)	1,807	91,940
Coca-Cola HBC AG (Switzerland)	19,328	656,688
Essity AB Class B (Sweden)	24,563	791,463
Ferguson PLC (United Kingdom)	579	52,536
Heineken Holding NV (Netherlands)	324	31,400
Hershey Co. (The)	12,185	1,790,951
ITOCHU Corp. (Japan)	45,200	1,046,759
Japan Tobacco, Inc. (Japan)	1,600	35,669
Koninklijke Ahold Delhaize NV (Netherlands)	4,391	109,811
Mondelez International, Inc. Class A	63,445	3,494,551
Monster Beverage Corp.(NON)	7,100	451,205
Nestle SA (Switzerland)	10,930	1,183,350
PepsiCo, Inc.	35,391	4,836,888
Procter & Gamble Co. (The)	59,596	7,443,540
Starbucks Corp.	44,746	3,934,068
Sundrug Co., Ltd. (Japan)	6,300	227,681
Swedish Match AB (Sweden)	533	27,474
Sysco Corp.	3,872	331,211
Tesco PLC (United Kingdom)	67,567	228,402
Unilever NV (Netherlands)	22,604	1,298,932
Unilever PLC (United Kingdom)	19,703	1,135,419
US Foods Holding Corp.(NON)	15,100	632,539
WH Group, Ltd. (Hong Kong)	838,500	868,808
Wilmar International, Ltd. (Singapore)	73,900	226,649
WM Morrison Supermarkets PLC (United Kingdom)	16,254	43,017
Woolworths Group, Ltd. (Australia)	38,457	978,523

		41,863,614
Energy (1.7%)
Chevron Corp.	71,319	8,594,653
ConocoPhillips	62,000	4,031,860
Equinor ASA (Norway)	13,339	266,649
Exxon Mobil Corp.	1,358	94,761
HollyFrontier Corp.	12,900	654,159
Lundin Petroleum AB (Sweden)	8,416	286,004
MWO Holdings, LLC (Units)(F)	42	1,421
Nine Point Energy(F)	540	1,080
Occidental Petroleum Corp.	1,509	62,186
OMV AG (Austria)	7,210	405,020
Phillips 66	25,688	2,861,900
Plains GP Holdings LP Class A(NON)	5,117	96,967
Repsol SA (Spain)	695	10,860
Royal Dutch Shell PLC Class B (United Kingdom)	43,854	1,300,903
Santos, Ltd. (Australia)	119,713	689,004

		19,357,427
Financials (7.5%)
3i Group PLC (United Kingdom)	51,063	742,666
ABN AMRO Group NV GDR (Netherlands)	33,814	615,211
Aflac, Inc.	31,273	1,654,342
AGNC Investment Corp.(R)	55,000	972,400
AIB Group PLC (Ireland)	9,425	32,837
Allianz SE (Germany)	5,899	1,445,133
Allstate Corp. (The)	14,908	1,676,405
Ally Financial, Inc.	33,600	1,026,816
American Express Co.	794	98,845
American Financial Group, Inc.	3,300	361,845
Ameriprise Financial, Inc.	11,900	1,982,302
Amundi SA (France)	1,884	147,718
Apartment Investment & Management Co. Class A(R)	8,800	454,520
Aroundtown SA (Luxembourg)	3,528	31,596
Athene Holding, Ltd. Class A (Bermuda)(NON)	331	15,567
AvalonBay Communities, Inc.(R)	4,800	1,006,560
Aviva PLC (United Kingdom)	172,335	955,787
AXA SA (France)	3,174	89,399
Axis Capital Holdings, Ltd.	3,700	219,928
Banco Bilbao Vizcaya Argenta (Spain)	186,925	1,044,804
Bank Leumi Le-Israel BM (Israel)	86,271	628,052
Bank of Montreal (Canada)	1,034	80,137
Berkshire Hathaway, Inc. Class B(NON)	900	203,850
BNP Paribas SA (France)	21,193	1,255,885
BOC Hong Kong Holdings, Ltd. (Hong Kong)	87,000	302,965
Brixmor Property Group, Inc.(R)	33,300	719,613
Broadridge Financial Solutions, Inc.	1,364	168,509
Brookfield Property REIT, Inc. Class A(R)	10,600	195,517
Camden Property Trust(R)	4,800	509,280
Canadian Imperial Bank of Commerce (Canada)	853	70,983
Capital One Financial Corp.	22,700	2,336,057
CBRE Group, Inc. Class A(NON)	16,000	980,640
Cheung Kong Property Holdings, Ltd. (Hong Kong)	134,500	974,768
Chimera Investment Corp.(R)	11,300	232,328
Citigroup, Inc.	106,600	8,516,274
CME Group, Inc.	887	178,039
CNP Assurances (France)	7,351	146,194
Credit Agricole SA (France)	51,610	748,240
Deutsche Boerse AG (Germany)	3,463	544,405
Deutsche Wohnen AG (Germany)	3,725	152,175
Direct Line Insurance Group PLC (United Kingdom)	15,589	64,529
Discover Financial Services	21,000	1,781,220
DNB ASA (Norway)	21,559	402,729
Duke Realty Corp.(R)	20,600	714,202
E*Trade Financial Corp.	31,900	1,447,303
Equity Lifestyle Properties, Inc.(R)	6,000	422,340
Federal Realty Investment Trust(R)	3,100	399,063
Gaming and Leisure Properties, Inc.(R)	9,500	408,975
Goldman Sachs Group, Inc. (The)	7,300	1,678,489
Goodman Group (Australia)(R)	35,542	334,101
Hartford Financial Services Group, Inc. (The)	24,200	1,470,634
Henderson Land Development Co., Ltd. (Hong Kong)	127,900	628,087
Hongkong Land Holdings, Ltd. (Hong Kong)	7,700	44,312
HSBC Holdings PLC (United Kingdom)	5,591	43,835
Intercontinental Exchange, Inc.	137	12,679
Invitation Homes, Inc.(R)	29,400	881,118
Israel Discount Bank, Ltd. Class A (Israel)	86,223	399,742
Japan Prime Realty Investment Corp. (Japan)(R)	36	158,112
Jones Lang LaSalle, Inc.	3,100	539,679
JPMorgan Chase & Co.	89,388	12,460,687
Klepierre (France)(R)	1,902	72,218
Legal & General Group PLC (United Kingdom)	277,569	1,114,034
Liberty Property Trust(R)	7,800	468,390
Lincoln National Corp.	17,300	1,020,873
Loews Corp.	939	49,288
MetLife, Inc.	61,700	3,144,849
MGIC Investment Corp.	38,400	544,128
Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)	25,100	161,545
Mizuho Financial Group, Inc. (Japan)	43,900	67,517
Morgan Stanley	62,900	3,215,448
National Australia Bank, Ltd. (Australia)	1,723	29,855
National Bank of Canada (Canada)	1,850	102,690
Navient Corp.	14,200	194,256
New Residential Investment Corp.(R)	42,800	689,508
NN Group NV (Netherlands)	447	16,957
Nomura Real Estate Holdings, Inc. (Japan)	3,500	84,225
OneMain Holdings, Inc.	6,200	261,330
ORIX Corp. (Japan)	54,100	900,514
Outfront Media, Inc.(R)	11,500	308,430
Partners Group Holding AG (Switzerland)	1,100	1,008,618
Popular, Inc. (Puerto Rico)	6,400	376,000
Prudential Financial, Inc.	21,400	2,006,036
Reinsurance Group of America, Inc.	3,215	524,238
RenaissanceRe Holdings, Ltd.	287	56,258
Sampo Oyj Class A (Finland)	725	31,643
Sekisui House, Ltd. (Japan)	7,700	164,442
Singapore Exchange, Ltd. (Singapore)	51,300	338,404
Skandinaviska Enskilda Banken AB (Sweden)	71,986	676,947
STORE Capital Corp.(R)	17,400	647,976
Sumitomo Mitsui Financial Group, Inc. (Japan)	30,693	1,129,877
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	7,700	303,857
Sun Communities, Inc.(R)	3,400	510,340
Sun Hung Kai Properties, Ltd. (Hong Kong)	24,000	368,141
Swiss Life Holding AG (Switzerland)	450	225,883
Swiss Prime Site AG (Switzerland)	506	58,505
Synchrony Financial	54,500	1,962,545
TD Ameritrade Holding Corp.	498	24,751
Toronto-Dominion Bank (Canada)	1,653	92,710
Two Harbors Investment Corp.(R)	21,800	318,716
U.S. Bancorp	970	57,511
Unum Group	20,300	591,948
VEREIT, Inc.(R)	97,700	902,748
VICI Properties, Inc.(R)	33,200	848,260
Vonovia SE (Germany)	2,044	110,052
Vornado Realty Trust(R)	11,900	791,350
Weingarten Realty Investors(R)	8,600	268,664
Zurich Insurance Group AG (Switzerland)	401	164,535

		84,817,438
Health care (5.2%)
Abbott Laboratories	36,500	3,170,390
AbbVie, Inc.	21,065	1,865,095
Advanz Pharma Corp., Ltd. (Canada)(NON)	214	623
Alfresa Holdings Corp. (Japan)	10,900	222,542
Allergan PLC	8,200	1,567,594
AmerisourceBergen Corp.	9,800	833,196
Amgen, Inc.	18,839	4,541,518
Astellas Pharma, Inc. (Japan)	62,600	1,069,327
Biogen, Inc.(NON)	8,900	2,640,897
Bristol-Myers Squibb Co.	33,873	2,174,308
Cardinal Health, Inc.	4,400	222,552
Charles River Laboratories International, Inc.(NON)	2,700	412,452
Chemed Corp.	1,200	527,112
Cigna Corp.	91	18,609
Dentsply Sirona, Inc.	13,500	763,965
Edwards Lifesciences Corp.(NON)	9,200	2,146,268
Eli Lilly & Co.	380	49,943
Fresenius Medical Care AG & Co., KGaA (Germany)	387	28,633
Gilead Sciences, Inc.	23,866	1,550,813
GlaxoSmithKline PLC (United Kingdom)	23,480	553,298
H Lundbeck A/S (Denmark)	269	10,272
Hill-Rom Holdings, Inc.	4,800	544,944
Hologic, Inc.(NON)	17,700	924,117
Johnson & Johnson	37,783	5,511,406
Koninklijke Philips NV (Netherlands)	23,609	1,152,506
Laboratory Corp. of America Holdings(NON)	96	16,240
McKesson Corp.	15,082	2,086,142
Medtronic PLC	52,083	5,908,816
Merck & Co., Inc.	53,266	4,844,543
Mylan NV(NON)	10,100	203,010
Novartis AG (Switzerland)	21,599	2,050,990
Novo Nordisk A/S Class B (Denmark)	25,025	1,452,437
Ono Pharmaceutical Co., Ltd. (Japan)	600	13,702
Pfizer, Inc.	52,978	2,075,678
Quest Diagnostics, Inc.	779	83,189
Roche Holding AG (Switzerland)	7,212	2,339,913
Sanofi (France)	484	48,655
Sartorius Stedim Biotech (France)	1,582	262,098
Shionogi & Co., Ltd. (Japan)	16,000	988,531
Smith & Nephew PLC (United Kingdom)	5,913	143,528
Sonic Healthcare, Ltd. (Australia)	3,144	63,565
Suzuken Co., Ltd. (Japan)	5,800	236,021
Thermo Fisher Scientific, Inc.	2,900	942,123
UCB SA (Belgium)	1,173	93,287
UnitedHealth Group, Inc.	213	62,618
Zimmer Biomet Holdings, Inc.	11,200	1,676,416
Zoetis, Inc.	7,057	933,994

		59,027,876
Technology (9.8%)
Accenture PLC Class A	1,054	221,941
Adobe, Inc.(NON)	23,000	7,585,630
Agilent Technologies, Inc.	22,400	1,910,944
Alphabet, Inc. Class A(NON)	10,102	13,530,518
Amdocs, Ltd.	4,300	310,417
Apple, Inc.	49,842	14,636,103
Arrow Electronics, Inc.(NON)	3,900	330,486
Aspen Technology, Inc.(NON)	4,600	556,278
Broadcom, Inc.	7,000	2,212,140
Brother Industries, Ltd. (Japan)	6,600	135,898
CACI International, Inc. Class A(NON)	900	224,991
Cadence Design Systems, Inc.(NON)	21,006	1,456,976
Capgemini SE (France)	1,744	213,035
CDW Corp. of Delaware	3,300	471,372
Cisco Systems, Inc.	175,863	8,434,389
Cognizant Technology Solutions Corp. Class A	1,616	100,224
Dropbox, Inc. Class A(NON)	17,500	313,425
eBay, Inc.	70,000	2,527,700
F5 Networks, Inc.(NON)	8,126	1,134,796
Facebook, Inc. Class A(NON)	3,600	738,900
Fair Isaac Corp.(NON)	1,800	674,424
Fidelity National Information Services, Inc.	695	96,668
Fiserv, Inc.(NON)	454	52,496
Fortinet, Inc.(NON)	14,900	1,590,724
FUJIFILM Holdings Corp. (Japan)	1,200	57,218
Fujitsu, Ltd. (Japan)	2,700	254,780
Garmin, Ltd.	7,700	751,212
Genpact, Ltd.	11,300	476,521
Hoya Corp. (Japan)	11,900	1,136,214
HP, Inc.	88,600	1,820,730
IBM Corp.	19,185	2,571,557
Intel Corp.	809	48,419
Intuit, Inc.	15,447	4,046,033
Itochu Techno-Solutions Corp. (Japan)	10,900	307,723
Keysight Technologies, Inc.(NON)	12,300	1,262,349
KLA Corp.	12,200	2,173,674
Lam Research Corp.	11,900	3,479,560
Leidos Holdings, Inc.	14,243	1,394,247
Maxim Integrated Products, Inc.	678	41,704
Microsoft Corp.	66,122	10,427,439
NEC Corp. (Japan)	2,300	95,568
Nexon Co., Ltd. (Japan)(NON)	38,300	506,592
Nomura Research Institute, Ltd. (Japan)	19,900	428,164
NTT Data Corp. (Japan)	8,300	110,955
Nuance Communications, Inc.(NON)(S)	13,300	237,139
Oracle Corp.	125,700	6,659,586
Oracle Corp. (Japan)	600	54,549
Otsuka Corp. (Japan)	10,400	415,371
Qorvo, Inc.(NON)	310	36,031
Qualcomm, Inc.	47,000	4,146,810
ServiceNow, Inc.(NON)(S)	3,600	1,016,352
STMicroelectronics NV (France)	17,323	465,766
Synopsys, Inc.(NON)	9,765	1,359,288
Take-Two Interactive Software, Inc.(NON)	12,800	1,567,104
Texas Instruments, Inc.	1,176	150,869
Thales SA (France)	1,411	146,433
Tokyo Electron, Ltd. (Japan)	1,300	285,679
Veeva Systems, Inc. Class A(NON)	13,900	1,955,174
Xerox Holdings Corp.	23,000	848,010
Yahoo Japan Corp. (Japan)	21,800	91,335

		110,286,630
Transportation (1.1%)
Aena SME SA (Spain)	3,990	763,086
Aurizon Holdings, Ltd. (Australia)	145,019	533,499
Copa Holdings SA Class A (Panama)	1,900	205,352
Delta Air Lines, Inc.	56,559	3,307,570
Deutsche Post AG (Germany)	27,771	1,059,436
Groupe Eurotunnel SA (France)	831	14,457
Japan Airlines Co., Ltd. (Japan)	11,500	358,863
Kyushu Railway Co. (Japan)	400	13,410
MTR Corp. (Hong Kong)	8,500	50,386
Norfolk Southern Corp.	300	58,239
Singapore Technologies Engineering, Ltd. (Singapore)	52,400	153,659
Union Pacific Corp.	18,600	3,362,694
United Airlines Holdings, Inc.(NON)	22,900	2,017,261
West Japan Railway Co. (Japan)	5,000	431,755
Yangzijiang Shipbuilding Holdings, Ltd. (China)	472,800	395,019

		12,724,686
Utilities and power (1.5%)
AES Corp.	61,300	1,219,870
American Electric Power Co., Inc.	1,393	131,652
Canadian Utilities, Ltd. Class A (Canada)	411	12,398
CenterPoint Energy, Inc.	41,900	1,142,613
CLP Holdings, Ltd. (Hong Kong)	25,500	268,506
Consolidated Edison, Inc.	3,428	310,131
DTE Energy Co.	646	83,896
E.ON SE (Germany)	42,009	448,785
Enel SpA (Italy)	154,207	1,223,272
Eni SpA (Italy)	33,508	520,414
Entergy Corp.	10,400	1,245,920
Evergy, Inc.	14,100	917,769
Exelon Corp.	63,359	2,888,537
IDACORP, Inc.	2,700	288,360
Kinder Morgan, Inc.	115,989	2,455,487
National Grid PLC (United Kingdom)	1,835	22,953
NRG Energy, Inc.	28,000	1,113,000
Pinnacle West Capital Corp.	9,938	893,724
Snam SpA (Italy)	64,678	339,966
Southern Co. (The)	4,900	312,130
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	2,297	2,297
Vistra Energy Corp.	49,700	1,142,603

		16,984,283

Total common stocks (cost $399,658,386)		$494,933,340

CORPORATE BONDS AND NOTES (24.2%)(a)
		Principal amount	Value
Basic materials (1.1%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		$10,000	$10,500
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		110,000	123,291
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		105,000	127,987
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		40,000	41,200
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25		85,000	85,425
Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		150,000	158,250
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		130,000	135,200
Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		200,000	208,000
Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		52,000	54,080
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27		75,000	82,219
BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		50,000	51,505
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		180,000	177,750
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		350,000	361,946
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		220,000	232,712
Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		200,000	205,602
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		110,000	114,675
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		830,000	903,330
Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		35,000	30,975
Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		65,000	65,488
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		155,000	164,688
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		40,000	40,000
CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		30,000	30,075
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		765,000	803,445
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		50,000	51,750
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26		235,000	246,750
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		500,000	530,100
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		511,000	532,106
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27		120,000	129,600
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		95,000	100,273
Ingevity Corp. 144A sr. unsec. notes 4.50%, 2/1/26		135,000	137,025
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		470,000	514,033
International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		405,000	417,645
Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		40,000	42,200
Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		55,000	56,650
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		85,000	87,869
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)		20,000	21,529
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		70,000	72,625
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		55,000	55,963
New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		25,000	25,000
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		190,000	202,180
Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		75,000	78,656
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		120,000	141,542
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		520,000	544,089
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		363,000	399,986
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		225,000	242,177
PQ Corp. 144A company guaranty sr. unsec. notes 5.75%, 12/15/25		125,000	131,563
Resideo Funding, Inc. 144A company guaranty sr. unsec. notes 6.125%, 11/1/26		65,000	65,488
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	481,454
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		95,000	96,663
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		90,000	110,588
Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		35,000	37,224
Steel Dynamics, Inc. company guaranty sr. unsec. notes 4.125%, 9/15/25		15,000	15,415
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		60,000	61,807
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		4,000	4,078
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		40,000	40,723
TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		130,000	117,542
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26		120,000	125,400
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		90,000	91,685
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		115,000	120,031
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		180,000	187,880
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		515,000	710,506
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		175,000	241,417
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		260,000	359,549
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		90,000	99,450
Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		32,000	33,640

			11,970,194
Capital goods (1.1%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		150,000	155,625
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		70,000	74,200
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		100,000	100,723
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)		200,000	206,790
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		40,000	41,278
Berry Global Escrow Corp. 144A notes 5.625%, 7/15/27		50,000	53,625
Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		24,000	24,270
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		85,000	87,231
Berry Global, Inc. 144A notes 4.50%, 2/15/26		30,000	30,816
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		40,000	43,850
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		185,000	190,319
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		115,000	120,750
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29		40,000	42,904
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27		65,000	68,413
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26		60,000	63,375
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		65,000	77,188
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		570,000	580,723
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	161,739
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		100,000	105,138
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)		100,000	110,000
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		150,000	158,625
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	290,133
Hulk Finance Corp. 144A sr. unsec. notes 7.00%, 6/1/26 (Canada)		290,000	306,675
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	428,527
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		575,000	621,968
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 4.40%, 6/15/28		376,000	419,206
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes 3.85%, 12/15/26		502,000	538,713
Moog, Inc. 144A company guaranty sr. unsec. notes 4.25%, 12/15/27		40,000	40,704
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		860,000	897,555
Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		165,000	170,156
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		480,000	512,124
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		20,000	21,550
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		95,000	100,938
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		135,000	137,437
Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		195,000	244,325
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22		815,000	831,576
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		170,000	175,525
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		225,000	233,438
Staples, Inc. 144A sr. unsec. notes 10.75%, 4/15/27		140,000	142,100
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		190,000	207,575
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25		85,000	88,825
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)		15,000	14,850
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		15,000	15,600
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		100,000	106,061
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		58,000	59,818
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		200,000	216,522
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		160,000	161,797
United Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		745,000	838,195
United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,620,000	1,619,212
Vertiv Group Corp. 144A sr. unsec. notes 9.25%, 10/15/24		55,000	59,125
Vertiv Intermediate Holding Corp. 144A sr. unsec. notes 12.00%, 2/15/22(PIK)		75,000	77,813
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		430,000	455,609
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20		180,000	182,303
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		115,000	119,888

			12,833,425
Communication services (2.4%)
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,115,000	1,141,360
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		735,000	734,199
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30		230,000	255,574
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		2,060,000	2,241,586
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27		1,443,000	1,538,285
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26		463,000	472,022
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	641,698
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		140,000	147,525
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		385,000	411,950
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		190,000	200,454
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		980,000	1,214,931
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		590,000	622,158
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		337,000	371,097
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	177,261
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		290,000	324,907
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		120,000	133,073
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	859,349
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		495,000	494,591
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		82,000	115,643
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		250,000	262,100
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50		1,193,000	1,223,050
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		80,000	80,090
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	354,763
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)		395,000	421,066
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	589,482
Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		54,000	57,121
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	481,237
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	217,655
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		90,000	96,525
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28		260,000	293,800
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	240,132
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		300,000	306,563
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)		522,000	566,908
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		45,000	45,167
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)		30,000	31,838
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		175,000	85,313
Frontier Communications Corp. 144A company guaranty notes 8.50%, 4/1/26		70,000	70,875
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		4,000	4,105
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		215,000	198,875
Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.625%, 2/1/23		55,000	55,165
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		50,000	51,190
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		970,000	1,000,423
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		19,000	20,639
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		410,000	450,148
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		32,000	34,480
Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		27,000	27,608
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		195,000	215,149
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		214,000	226,305
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		335,000	346,166
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		20,000	20,360
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		15,000	15,975
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		30,000	30,713
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28		110,000	115,259
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26		40,000	41,000
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	484,276
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		1,235,000	1,414,121
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37		505,000	634,244
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	898,424
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		2,688,000	3,050,797
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		129,000	136,095
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		275,000	294,250
Vodafone Group PLC sr. unsec. unsub. notes 4.375%, 5/30/28 (United Kingdom)		370,000	410,240

			27,697,355
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,945,000	2,944,576

			2,944,576
Consumer cyclicals (2.7%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		415,000	425,514
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,298,233
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22		524,000	534,428
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		50,000	45,625
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		95,000	85,619
AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		40,000	37,000
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26		30,000	31,875
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	50,750
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		675,000	676,664
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28		405,000	443,386
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21		170,000	173,874
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21		605,000	605,836
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26		45,000	48,263
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		30,000	32,278
Boyd Gaming Corp. 144A company guaranty sr. unsec. notes 4.75%, 12/1/27		50,000	51,938
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)		105,000	110,775
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		65,000	66,056
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26		140,000	149,100
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		40,000	40,440
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		17,000	17,276
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		70,000	72,891
Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. notes 9.25%, 2/15/24		60,000	66,450
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		160,000	139,600
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		155,000	160,425
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	121,386
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27		205,000	199,363
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		400,000	413,160
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,428,193
Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 9/15/26		15,000	16,519
Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		25,000	26,000
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27		110,000	117,700
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		115,000	121,038
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24		240,000	255,758
Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		60,000	62,475
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,239,000	1,299,203
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		200,000	213,789
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		95,000	99,866
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27		170,000	188,913
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		120,000	128,100
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	63,275
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,000,000	1,062,500
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	423,911
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	484,649
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		145,000	151,163
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		675,000	747,484
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		53,261	57,788
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		190,911	210,957
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)		50,000	55,625
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		1,649,000	1,793,288
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		25,000	26,313
Installed Building Products, Inc. 144A company guaranty sr. unsec. notes 5.75%, 2/1/28		20,000	21,375
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		1,469,000	1,653,797
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)		45,000	46,800
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		150,000	154,500
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		210,000	221,655
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		13,000	13,260
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	61,350
Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	72,065
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		20,000	22,300
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24		90,000	90,450
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24		95,000	99,277
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		60,000	62,100
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/27		30,000	31,050
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		85,000	90,525
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	42,250
Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		35,000	37,450
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)		150,000	156,000
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27		90,000	94,838
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26		145,000	150,757
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		205,000	208,844
NCI Building Systems, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26		135,000	140,906
Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		85,000	88,613
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27		140,000	147,532
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		150,000	154,500
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		175,000	175,656
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		885,000	932,500
Outfront Media Capital, LLC/ Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30		30,000	30,525
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		37,000	37,925
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	79,260
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		53,000	53,729
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		55,000	57,613
Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		45,000	46,294
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		140,000	179,900
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		205,000	229,088
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		120,000	125,760
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 9.375%, 4/1/27		30,000	31,304
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26		140,000	152,775
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		90,000	90,069
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		355,000	393,728
Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		70,000	71,715
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		160,000	173,600
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/15/26		140,000	154,350
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		50,000	53,625
Scotts Miracle-Gro, Co. (The) 144A sr. unsec. notes 4.50%, 10/15/29		150,000	153,330
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30		100,000	102,250
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29		45,000	48,656
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		900,000	949,500
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		105,000	111,956
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		130,000	134,713
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		30,000	30,975
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		50,000	51,625
Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		120,000	123,300
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		810,000	844,425
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		10,000	10,250
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	90,000
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		110,000	116,325
Total System Services, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23		810,000	852,264
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		15,000	15,225
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		90,000	97,875
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21		120,000	121,699
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		115,000	113,706
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29		770,000	839,185
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		298,000	298,351
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		353,000	391,400
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	145,724
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		1,048,000	1,772,649
Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		77,000	77,096
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25		135,000	125,888
WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		80,000	81,800
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26		30,000	31,575
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		70,000	71,050
Wyndham Hotels & Resorts, Inc. 144A company guaranty sr. unsec. notes 5.375%, 4/15/26		85,000	89,675
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		210,000	223,125
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		125,000	134,063

			30,313,977
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		130,000	134,875
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		70,000	70,175
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		90,000	90,450
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		130,000	129,844
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson's, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		90,000	101,025
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26		810,000	863,916
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49		338,000	439,169
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29		404,000	468,305
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		133,000	135,378
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		125,000	131,250
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		55,000	57,750
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		885,000	917,081
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		170,000	174,250
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		39,606	44,216
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	11,176
Energizer Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6.375%, 7/15/26		35,000	37,275
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		385,000	424,670
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	424,386
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	460,635
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		80,000	40,000
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27		50,000	52,625
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		135,000	144,366
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		170,000	175,950
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		135,000	139,894
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28		528,000	592,914
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25		469,000	512,229
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23		335,000	353,325
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		80,000	84,400
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		80,000	82,900
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	63,150
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		472,000	500,320
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		25,000	26,531
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		145,000	151,163
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	93,483
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	56,938
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		160,000	177,370
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		55,000	58,574
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30		30,000	30,469
Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		90,000	93,848
Party City Holdings, Inc. 144A company guaranty sr. unsec. notes 6.125%, 8/15/23		55,000	48,125
Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.125%, 1/15/28		20,000	20,950
Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		160,000	147,200
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		50,000	52,375

			8,814,925
Energy (1.8%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A sr. unsec. notes 5.75%, 1/15/28		20,000	17,400
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		98,000	93,314
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		112,000	99,960
Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		78,000	79,480
Apergy Corp. company guaranty sr. unsec. notes 6.375%, 5/1/26		110,000	116,050
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		89,000	88,522
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 7.00%, 11/1/26		35,000	27,913
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)		45,000	40,950
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		445,000	465,020
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	752,391
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		424,000	424,114
California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		40,000	17,200
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		80,000	101,905
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		80,000	89,957
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		676,000	747,102
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21		260,000	261,642
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26		40,000	36,300
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		55,000	57,851
Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		14,000	14,100
Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		165,000	141,900
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		120,000	126,000
Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		159,000	153,833
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		290,000	293,535
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		90,000	94,493
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		185,000	194,250
Energy Transfer Partners LP company guaranty sr. unsec. notes 5.875%, 1/15/24		915,000	1,013,033
Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		900,000	850,500
Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		120,000	139,167
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		345,000	361,644
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26		50,000	54,963
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		690,000	702,850
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	216,801
Equinor ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		560,000	564,668
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21		396,000	398,338
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		180,000	187,359
Hess Midstream Operations LP 144A sr. unsec. notes 5.125%, 6/15/28		55,000	55,688
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		185,000	193,094
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26		60,000	56,400
Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	212,250
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		125,000	162,358
MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		15,000	15,094
MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		45,000	45,113
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		60,000	62,406
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		155,000	139,500
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.50%, 1/15/23		15,000	14,400
Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		80,000	85,000
Nine Energy Service, Inc. 144A sr. unsec. notes 8.75%, 11/1/23		45,000	36,450
Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		45,000	23,378
Noble Holding International, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 2/1/26		60,000	43,500
Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		47,000	45,238
Oasis Petroleum, Inc. 144A sr. unsec. notes 6.25%, 5/1/26		25,000	20,938
Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		870,000	881,336
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	210,795
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		459,000	559,980
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		1,815,000	2,037,338
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		444,000	475,080
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)		116,000	132,385
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		38,000	41,373
Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.093%, 1/15/30 (Brazil)		210,000	225,017
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)		270,000	20,925
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 7.69%, 1/23/50 (Mexico)		159,000	173,523
Petroleos Mexicanos 144A company guaranty sr. unsec. bonds 6.84%, 1/23/30 (Mexico)		902,000	961,839
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		140,000	133,000
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	25,429
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		355,000	376,317
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	133,884
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		160,000	176,126
SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		75,000	63,968
Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		15,000	2
Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/20(F)		54,000	5
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	1,016,945
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		140,000	140,000
Shell International Finance BV company guaranty sr. unsec. unsub. notes 1.875%, 5/10/21 (Netherlands)		150,000	150,176
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		20,000	19,657
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		55,000	52,388
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		105,000	102,900
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		57,000	57,570
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		340,000	352,049
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		100,000	98,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28		400,000	408,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29		30,000	33,300
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/15/27		50,000	54,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A sr. unsec. bonds 5.50%, 3/1/30		30,000	30,825
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)		264,000	267,563
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		410,000	421,054
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		66,750	68,586
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		55,000	58,300
Transocean Sentry, Ltd. 144A company guaranty sr. notes 5.375%, 5/15/23 (Cayman Islands)		80,000	81,400
Transocean, Inc. company guaranty sr. unsec. unsub. bonds 7.50%, 4/15/31		80,000	62,000
Transocean, Inc. 144A company guaranty sr. unsec. notes 9.00%, 7/15/23		4,000	4,225
Valaris PLC sr. unsec. notes 7.75%, 2/1/26 (United Kingdom)		50,000	28,248
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	31,200
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		60,000	69,000
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26		70,000	74,725
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27		85,000	89,675

			20,636,170
Financials (7.8%)
ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		605,000	606,047
AIG Global Funding 144A sr. notes 2.15%, 7/2/20		450,000	450,432
Air Lease Corp. sr. unsec. notes 2.50%, 3/1/21		15,000	15,069
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		375,000	413,585
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		1,290,000	1,283,303
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		65,000	69,612
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		130,000	180,453
Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		24,000	24,210
Ally Financial, Inc. sr. unsec. notes 3.875%, 5/21/24		118,000	123,605
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		460,000	514,626
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		231,000	311,850
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,400,000	1,422,232
Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		969,000	970,596
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	228,250
AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		255,000	308,180
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	218,406
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	444,900
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		303,000	335,951
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		25,000	28,375
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22		528,000	538,608
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,355,000	2,454,988
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 2.654%, 9/15/26		100,000	97,922
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	1,173,633
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)		620,000	630,126
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		85,000	88,651
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)		325,000	325,525
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		280,000	284,619
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		780,000	782,282
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		860,000	860,759
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	173,091
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21		70,000	71,767
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		235,000	242,362
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	219,366
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		895,000	964,467
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	151,388
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		328,000	354,842
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		130,000	140,333
CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		132,000	148,563
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		228,000	254,213
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		72,000	77,580
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25		977,000	1,074,700
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		45,000	47,700
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		2,519,000	2,676,969
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		885,000	889,831
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		576,000	620,762
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21		284,000	288,667
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	328,936
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	424,186
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		340,000	374,391
Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		990,000	990,076
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		90,000	100,463
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		100,000	110,750
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	1,052,273
Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		1,135,000	1,135,605
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,110,000	1,112,092
Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		30,000	30,788
Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 6.625%, 3/15/26		45,000	48,656
Credit Acceptance Corp. 144A sr. unsec. notes 5.125%, 12/31/24		50,000	51,923
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)		250,000	263,438
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	244,238
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	331,394
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,275,000	1,284,657
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		615,000	681,078
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)		1,170,000	1,175,655
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		85,000	87,869
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		1,195,000	1,302,123
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	201,152
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		93,000	95,674
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	374,776
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		85,000	83,326
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		80,000	78,602
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		85,000	92,711
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		50,000	55,270
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		100,000	101,833
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,205,000	1,328,608
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	2,166,355
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,870,000	1,873,920
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		155,000	163,678
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		115,000	121,613
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23		565,000	595,834
Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20		540,000	540,216
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		65,000	67,438
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		95,000	101,175
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 5/15/27		60,000	61,358
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 9/15/24		60,000	61,650
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		355,000	393,757
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	47,952
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		135,000	139,894
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		140,000	141,534
iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	46,181
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		80,000	87,304
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		376,000	378,858
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,495,000	2,827,117
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,799,811
JPMorgan Chase Bank NA sr. unsec. FRN Ser. BKNT, 3.086%, 4/26/21		735,000	737,761
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	296,105
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	320,901
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		425,000	454,565
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		145,000	151,706
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		410,000	412,090
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		795,000	795,287
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		305,000	387,358
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		344,000	392,208
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	513,975
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22		450,000	454,718
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 4.50%, 1/15/28(R)		40,000	41,700
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)		936,000	956,970
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	456,534
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	857,486
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		2,470,000	2,630,091
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22		200,000	203,693
Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		725,000	725,238
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		430,000	437,153
National Australia Bank, Ltd./New York, NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		865,000	865,641
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)		785,000	788,456
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 9.125%, 7/15/26		25,000	27,688
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 8.125%, 7/15/23		85,000	89,781
Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		104,000	104,260
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		290,000	299,173
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)		650,000	652,318
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22		830,000	831,140
Protective Life Global Funding 144A notes 2.262%, 4/8/20		445,000	445,302
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	122,500
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		62,000	66,650
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		242,000	257,428
Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		630,000	640,977
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,145,000	1,145,419
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)		20,000	20,383
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	488,099
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	209,485
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)		200,000	225,626
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	460,431
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		525,000	568,863
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30(R)		291,000	285,685
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)		3,865,000	3,868,483
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	52,029
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	56,440
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		75,000	85,313
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		105,000	109,599
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)		110,000	116,050
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		900,000	899,509
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	502,678
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		50,000	54,500
TMX Finance, LLC/TitleMax Finance Corp. 144A sr. notes 11.125%, 4/1/23		95,000	85,975
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)		1,125,000	1,125,597
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		819,000	856,588
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	390,027
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		255,000	263,288
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22		524,000	532,311
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		530,000	530,660
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. notes 3.491%, 5/23/23 (Switzerland)		1,960,000	2,014,847
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		433,000	469,614
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	652,816
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		105,000	107,331
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		285,000	319,200
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,291,000	1,295,933
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,135,000	2,135,554
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		790,000	790,124
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		125,000	137,214
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21		885,000	922,462

			87,936,570
Health care (2.4%)
AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		590,000	590,886
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		2,740,000	2,787,551
Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		35,000	30,625
Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		176,000	180,042
Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		525,000	551,726
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	583,225
Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		500,000	505,303
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	719,322
ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	73,150
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27		110,000	125,400
Bausch Health Cos., Inc. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 5/15/23	EUR	100,000	113,577
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		$65,000	67,925
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. bonds 5.25%, 1/30/30		40,000	41,480
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29		90,000	102,825
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	49,671
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		130,000	134,320
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/30/28		40,000	41,056
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		115,000	119,600
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		40,000	40,900
Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		575,000	611,915
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	733,789
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		299,000	319,997
Bristol-Myers Squibb Co. 144A sr. unsec. notes 2.90%, 7/26/24		1,266,000	1,307,269
Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		65,000	66,300
Centene Corp. 144A sr. unsec. bonds 4.625%, 12/15/29		225,000	236,554
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26		45,000	47,756
CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		395,000	400,925
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		45,000	46,350
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24		84,000	68,880
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		1,083,000	1,135,846
Cigna Corp. 144A company guaranty sr. unsec. unsub. notes 4.50%, 3/15/21		350,000	357,756
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		1,768,000	2,009,985
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23		405,000	422,146
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		222,212	235,513
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		265,000	271,420
Eagle Holding Co II, LLC 144A unsec. notes 7.75%, 5/15/22(PIK)		25,000	25,385
Envision Healthcare Corp. 144A company guaranty sr. unsec. notes 8.75%, 10/15/26		70,000	43,400
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		80,000	89,627
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		260,000	275,881
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		265,000	304,617
HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		100,000	109,317
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		110,000	122,513
HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		14,000	15,470
Hologic, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/15/25		50,000	51,625
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		60,000	61,931
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)		17,000	13,430
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		205,000	213,262
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	757,799
Merck & Co., Inc. sr. unsec. unsub. notes 1.85%, 2/10/20		42,000	41,990
Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		50,000	53,149
Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		20,000	20,550
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,312,477
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	557,078
Pfizer, Inc. sr. unsec. unsub. notes 1.95%, 6/3/21		362,000	363,682
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	1,115,256
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	143,438
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		200,000	208,501
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		284,000	292,520
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		643,000	662,341
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		538,000	548,231
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		60,000	61,425
Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		170,000	188,063
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27		50,000	53,813
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		200,000	211,250
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		270,000	282,798
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		200,000	203,042
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	588,898
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,455,000	1,605,582
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22		242,000	246,725
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	545,208
WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		55,000	57,200
WellCare Health Plans, Inc. 144A sr. unsec. notes 5.375%, 8/15/26		35,000	37,275
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		540,000	585,975

			27,201,709
Technology (2.3%)
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21		362,000	371,521
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		505,000	502,491
Analog Devices, Inc. sr. unsec. unsub. notes 2.85%, 3/12/20		845,000	846,147
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,700,263
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		275,000	292,359
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		175,000	181,027
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21		296,000	300,566
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	425,012
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	506,893
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26		170,000	172,125
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		667,000	692,852
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,225,000	1,232,702
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39		315,000	441,464
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		520,000	530,178
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21		396,000	398,318
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	47,869
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24		30,000	31,275
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26		974,000	1,121,269
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		105,000	110,775
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		144,000	198,423
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26		45,000	49,669
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29		730,000	800,264
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26		107,000	110,724
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28		349,000	391,205
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29		330,000	346,856
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28		820,000	909,582
Google, LLC sr. unsec. notes 3.375%, 2/25/24		540,000	574,425
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	675,400
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		34,000	33,235
Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		105,000	106,575
Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		181,000	233,509
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		835,000	882,135
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,800,000	1,821,321
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46		1,170,000	1,322,982
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22		150,000	152,120
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,385,000	1,383,167
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22		6,000	6,079
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		1,105,000	1,236,240
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	402,951
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		990,000	1,012,755
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		200,000	203,399
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		250,000	244,375
Qorvo, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 7/15/26		75,000	79,875
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28		1,600,000	1,755,330
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		55,000	58,358
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27		65,000	69,388
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		260,000	268,450
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		155,000	160,231
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		215,000	225,067
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26		905,000	943,463

			26,562,659
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	403,835
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		61,000	61,906
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	214,403
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		315,000	331,364
Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		153,000	155,295

			1,166,803
Utilities and power (1.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.50%, 4/15/25		440,000	454,300
AES Corp./Virginia (The) sr. unsec. unsub. notes 5.125%, 9/1/27		45,000	48,038
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.875%, 5/15/23		17,000	17,298
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23		45,000	46,125
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		575,000	639,958
American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		55,000	69,032
Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21		245,000	251,234
Berkshire Hathaway Energy Co. sr. unsec. bonds 3.80%, 7/15/48		575,000	618,882
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		60,000	62,475
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		150,000	151,331
Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		10,000	10,213
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		25,000	28,917
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	276,119
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	228,776
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		570,000	630,262
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	798,705
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		585,000	635,803
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		50,000	69,185
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		495,000	545,826
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		395,000	435,180
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,175,000	1,262,406
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		276,000	295,230
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		459,000	546,041
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45%, 7/15/44		785,000	990,429
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		205,000	212,080
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		115,000	132,510
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		505,000	511,945
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	216,320
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,080,000	1,104,530
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	23,434
MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		430,000	566,971
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	81,938
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		20,000	21,700
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28		40,000	43,400
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		619,000	648,463
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		405,000	418,790
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		100,000	108,125
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	353,560
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	143,964
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	608,929
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		295,000	307,587
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	15,487
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	281,712
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20(F)		54,000	81
Vistra Energy Corp. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	64,200
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.00%, 7/31/27		65,000	67,924
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29		411,000	419,297
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24		454,000	459,910
Vistra Operations Co., LLC 144A sr. unsec. notes 5.625%, 2/15/27		55,000	57,956
Vistra Operations Co., LLC 144A sr. unsec. notes 5.50%, 9/1/26		125,000	132,500

			16,115,078

Total corporate bonds and notes (cost $259,528,883)			$274,193,441

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$948,960	$1,041,695
5.00%, 5/20/49	25,797	28,337
4.70%, with due dates from 5/20/67 to 8/20/67	206,111	228,908
4.625%, 6/20/67	100,724	111,300
4.509%, 3/20/67	100,368	110,280
4.50%, 5/20/49	31,724	34,273
4.00%, TBA, 1/1/50	1,000,000	1,035,156
3.50%, TBA, 1/1/50	59,000,000	60,811,483

		63,401,432
U.S. Government Agency Mortgage Obligations (12.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	389,942	416,254
3.00%, with due dates from 2/1/47 to 1/1/48	31,454,905	32,081,063
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	788,116	845,604
4.00%, with due dates from 6/1/48 to 4/1/49	37,051,283	38,602,416
3.50%, 6/1/56	721,099	763,535
3.00%, with due dates from 4/1/46 to 11/1/48	26,100,840	26,715,429
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/50	8,000,000	8,776,250
4.50%, TBA, 1/1/50	1,000,000	1,052,969
4.00%, TBA, 1/1/50	11,000,000	11,442,578
3.00%, TBA, 1/1/35	23,000,000	23,575,000

		144,271,098

Total U.S. government and agency mortgage obligations (cost $205,273,766)		$207,672,530

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 4/15/20(i)	$130,752	$130,633

Total U.S. treasury obligations (cost $130,633)		$130,633

MORTGAGE-BACKED SECURITIES (3.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 18.793%, 4/15/37	$61,138	$97,870
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 16.534%, 12/15/36	79,113	112,380
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 14.641%, 3/15/35	110,164	145,427
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 12.499%, 6/15/34	61,179	71,292
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 5.21%, 3/15/41	867,043	157,715
REMICs Ser. 3391, PO, zero %, 4/15/37	5,213	4,603
REMICs Ser. 3300, PO, zero %, 2/15/37	26,506	23,320
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	2,341	2,123
REMICs Ser. 3326, Class WF, zero %, 10/15/35(WAC)	3,152	2,588
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 29.148%, 7/25/36	19,407	34,218
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 17.996%, 3/25/36	72,483	117,895
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 14.874%, 8/25/35	29,156	38,652
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 14.567%, 12/25/35	28,487	38,165
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 12.735%, 11/25/34	12,328	14,232
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	10,127	9,461
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	14,205	12,394
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,187	1,054
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	2,205	1,985
Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,205,303	239,554
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	221,182	45,851
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	47,905	9,145
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 4.285%, 6/20/43	1,012,546	209,826
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	2,324,056	356,069
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,067,978	204,399
Ser. 13-14, IO, 3.50%, 12/20/42	610,551	60,890
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	908,771	71,175
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	870,535	43,527
Ser. 16-H16, Class EI, IO, 2.40%, 6/20/66(WAC)	3,087,951	314,045
Ser. 15-H25, Class BI, IO, 1.778%, 10/20/65(WAC)	2,735,100	241,509
Ser. 15-H26, Class EI, IO, 1.766%, 10/20/65(WAC)	1,624,204	132,373
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,651	1,423

		2,815,160
Commercial mortgage-backed securities (1.9%)
Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, zero %, 2/10/51(WAC)	639,113	6
Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)	1,099,752	11
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)	15,129	—
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.775%, 3/11/39(WAC)	146,108	73,054
FRB Ser. 06-PW11, Class C, 5.775%, 3/11/39 (In default)(NON)(WAC)	93,665	4,683
FRB Ser. 06-PW14, Class X1, IO, 0.308%, 12/11/38(WAC)	214,548	2,210
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.089%, 4/15/44(WAC)	279,000	288,417
FRB Ser. 11-C2, Class D, 5.741%, 12/15/47(WAC)	129,000	135,450
FRB Ser. 11-C2, Class E, 5.741%, 12/15/47(WAC)	411,000	414,144
Citigroup Commercial Mortgage Trust
Ser. 14-GC19, Class AS, 4.345%, 3/10/47	221,000	235,987
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	291,000	305,174
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	337,000	361,284
FRB Ser. 06-C5, Class XC, IO, 0.52%, 10/15/49(WAC)	4,053,583	41
COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.725%, 7/15/47(WAC)	246,000	258,460
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	250,228
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	317,000	339,703
FRB Ser. 13-LC13, Class XA, IO, 1.125%, 8/10/46(WAC)	5,219,698	182,689
FRB Ser. 14-UBS4, Class XA, IO, 1.072%, 8/10/47(WAC)	3,759,607	153,569
FRB Ser. 14-CR18, Class XA, IO, 0.998%, 7/15/47(WAC)	1,254,222	46,481
FRB Ser. 14-CR17, Class XA, IO, 0.982%, 5/10/47(WAC)	3,797,750	136,575
FRB Ser. 14-UBS6, Class XA, IO, 0.898%, 12/10/47(WAC)	4,321,887	156,716
FRB Ser. 14-CR14, Class XA, IO, 0.615%, 2/10/47(WAC)	12,321,072	288,313
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.107%, 7/10/46(WAC)	719,000	732,305
FRB Ser. 13-CR9, Class D, 4.246%, 7/10/45(WAC)	337,000	305,156
FRB Ser. 06-C8, Class XS, IO, 0.359%, 12/10/46(WAC)	158,318	2
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.001%, 5/15/38(WAC)	108,801	3,125
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.272%, 4/15/50(WAC)	708,000	740,073
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.334%, 8/10/44(WAC)	1,246,000	1,296,382
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K099, Class X1, IO, 1.006%, 9/25/29(WAC)	5,591,474	409,002
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.502%, 2/10/46(WAC)	6,113,070	263,473
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.691%, 6/10/47(WAC)	895,000	935,970
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	535,000	539,147
FRB Ser. 11-GC3, Class C, 5.636%, 3/10/44(WAC)	298,000	306,979
FRB Ser. 11-GC3, Class D, 5.636%, 3/10/44(WAC)	613,000	633,304
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	114,000	118,304
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.557%, 9/15/47(WAC)	281,000	287,435
FRB Ser. 13-C12, Class C, 4.10%, 7/15/45(WAC)	390,000	404,424
FRB Ser. 14-C25, Class XA, IO, 0.858%, 11/15/47(WAC)	3,556,344	123,949
FRB Ser. 14-C19, Class XA, IO, 0.752%, 4/15/47(WAC)	3,799,981	82,175
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class C, 3.958%, 4/15/46(WAC)	296,000	300,666
FRB Ser. 13-LC11, Class XA, IO, 1.259%, 4/15/46(WAC)	2,890,964	111,302
FRB Ser. 06-LDP8, Class X, IO, 0.30%, 5/15/45(WAC)	1,195,583	380
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.599%, 11/15/43(WAC)	278,000	281,449
FRB Ser. 12-C6, Class E, 5.157%, 5/15/45(WAC)	553,000	536,447
FRB Ser. 12-LC9, Class D, 4.418%, 12/15/47(WAC)	119,000	122,080
FRB Ser. 05-CB12, Class X1, IO, 0.449%, 9/12/37(WAC)	248,246	200
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)	185,184	2
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 05-C7, Class XCL, IO, 0.317%, 11/15/40(WAC)	426,978	60
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.149%, 4/20/48(WAC)	713,000	704,437
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	240,400	6
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.722%, 5/15/44(WAC)	2,792	—
FRB Ser. 06-C4, Class X, IO, 6.111%, 7/15/45(WAC)	24,992	3
FRB Ser. 07-C5, Class X, IO, 5.811%, 12/15/49(WAC)	185,104	280
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 4.935%, 2/15/47(WAC)	314,000	335,445
FRB Ser. 14-C17, Class C, 4.498%, 8/15/47(WAC)	322,000	328,759
FRB Ser. 14-C17, Class XA, IO, 1.109%, 8/15/47(WAC)	3,366,242	126,325
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.678%, 8/15/45(WAC)	339,000	349,798
FRB Ser. 12-C6, Class D, 4.608%, 11/15/45(WAC)	265,000	273,364
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	66,938	16,735
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.245%, 7/15/49(WAC)	206,000	211,909
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38	357,873	13,154
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.058%, 12/15/50(WAC)	3,322,478	209,784
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.57%, 5/10/45(WAC)	266,000	278,915
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.89%, 5/10/63(WAC)	319,000	319,791
FRB Ser. 12-C4, Class XA, IO, 1.628%, 12/10/45(WAC)	914,293	33,162
FRB Ser. 12-C2, Class XA, IO, 1.308%, 5/10/63(WAC)	12,511,682	342,536
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.284%, 7/15/46(WAC)	251,000	264,288
FRB Ser. 13-LC12, Class C, 4.284%, 7/15/46(WAC)	409,000	414,908
FRB Ser. 14-LC16, Class XA, IO, 1.113%, 8/15/50(WAC)	5,131,261	216,026
FRB Ser. 16-LC25, Class XA, IO, 0.992%, 12/15/59(WAC)	3,282,762	152,166
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.284%, 7/15/46(WAC)	507,000	448,982
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	629,000	670,860
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	218,000	231,042
Ser. 12-C8, Class AS, 3.66%, 8/15/45	392,000	404,261
Ser. 13-C12, Class AS, 3.56%, 3/15/48	275,000	282,626
Ser. 13-C11, Class AS, 3.311%, 3/15/45	164,000	167,855
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.683%, 3/15/44(WAC)	682,000	645,882
FRB Ser. 11-C5, Class D, 5.671%, 11/15/44(WAC)	357,000	367,246
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)	962,000	981,211
Ser. 11-C4, Class E, 5.23%, 6/15/44(WAC)	123,000	123,005
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	291,000	292,689
FRB Ser. 13-C15, Class D, 4.494%, 8/15/46(WAC)	153,000	124,837
FRB Ser. 12-C10, Class XA, IO, 1.539%, 12/15/45(WAC)	2,205,496	83,465
FRB Ser. 12-C9, Class XB, IO, 0.715%, 11/15/45(WAC)	6,676,000	124,841

		21,707,579
Residential mortgage-backed securities (non-agency) (1.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 1.982%, 5/25/47	626,936	402,104
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	173,256	176,993
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	258,845	261,309
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 2.44%, 4/20/35	220,000	218,522
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 2.392%, 9/25/45	122,066	117,793
Bellemeade Re Ltd. 144A FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 4.292%, 10/25/29 (Bermuda)	620,000	620,555
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 3.492%, 10/25/27 (Bermuda)	133,515	133,321
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.142%, 8/25/28 (Bermuda)	382,000	380,903
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.639%, 5/25/35(WAC)	324,327	335,132
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 3.199%, 8/25/46	131,061	121,510
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 3.179%, 6/25/46	447,857	414,120
FRB Ser. 05-27, Class 1A1, 2.512%, 8/25/35(WAC)	101,048	87,318
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%), 2.142%, 8/25/36	234,898	130,855
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 2.095%, 11/20/35	430,676	409,729
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 1.982%, 8/25/46	609,087	547,168
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 1.945%, 2/20/47	377,436	297,593
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 3.492%, 11/25/28	374,486	375,728
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 6.942%, 11/25/28	280,000	305,793
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 6.542%, 10/25/24	202,039	213,450
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 6.442%, 10/25/28	1,604,882	1,728,001
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 5.542%, 9/25/24	250,000	270,323
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 5.042%, 7/25/29	250,000	262,581
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class M2, (1 Month US LIBOR + 2.50%), 4.292%, 3/25/30	80,000	81,844
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 4.442%, 1/25/49	133,000	135,250
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 4.242%, 3/25/49	19,273	19,471
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 4.142%, 2/25/49	50,000	50,499
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 4.092%, 10/25/48	66,200	67,153
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 8.742%, 8/25/28	465,636	503,850
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 8.542%, 8/25/28	886,547	981,069
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 7.792%, 9/25/28	1,046,351	1,139,361
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 7.692%, 10/25/28	656,323	708,145
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 7.492%, 4/25/28	851,060	943,714
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 7.342%, 4/25/28	1,068,132	1,136,164
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 6.792%, 7/25/25	353,439	374,785
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 6.692%, 11/25/24	194,138	212,870
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 6.092%, 2/25/25	96,779	102,982
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 6.042%, 1/25/29	760,000	808,047
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/25	105,760	111,789
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 5.792%, 5/25/25	71,178	73,857
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 4.692%, 7/25/24	222,467	231,375
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 3.042%, 7/25/29	160,000	159,599
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (1 Month US LIBOR + 2.45%), 4.242%, 7/25/31	110,000	111,371
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (1 Month US LIBOR + 2.30%), 4.092%, 8/25/31	100,000	100,684
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 3.858%, 11/25/39	251,031	252,173
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 3.392%, 10/25/28 (Bermuda)	185,941	186,589
Legacy Mortgage Asset Trust 144A Ser. 19-GS7, Class A1, 3.25%, 11/25/59	317,514	317,768
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 2.592%, 2/25/34	455,593	447,644
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.359%, 2/25/35(WAC)	129,720	134,441
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 2.617%, 8/25/34	193,890	193,890
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.533%, 8/26/47(WAC)	100,000	99,052
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 2.842%, 10/25/34	290,000	288,631
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 2.642%, 5/25/47	497,624	437,107
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 1.972%, 1/25/37	185,112	169,203
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR3, Class A2, 4.498%, 6/25/34(WAC)	252,311	255,963
FRB Ser. 05-AR10, Class 1A3, 4.141%, 9/25/35(WAC)	283,206	283,779
FRB Ser. 05-AR12, Class 1A8, 3.884%, 10/25/35(WAC)	477,964	482,263
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 2.752%, 7/25/45	230,609	229,433
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 2.192%, 8/25/45	269,588	263,199

		19,905,815

Total mortgage-backed securities (cost $44,274,117)		$44,428,554

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)	$435,000	$467,398
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%, 1/7/25 (Brazil)	540,000	574,425
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	705,000	745,172
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	250,000	275,938
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)	267,000	324,071
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	344,000	392,590
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	229,000	254,479
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	417,000	460,264
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	800,000	888,968
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	200,000	222,243
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	825,000	901,302
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	200,000	206,244
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,005,000	1,015,050
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	887,000	1,088,636
Russia (Federation of) 144A sr. unsec. unsub. bonds 4.375%, 3/21/29 (Russia)	1,000,000	1,111,590
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	465,000	488,831
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	300,000	310,331
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	726,000	796,150
United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)	795,000	850,227
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	340,000	39,100
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	550,000	63,250

Total foreign government and agency bonds and notes (cost $10,897,931)		$11,476,259

ASSET-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%), 2.642%, 11/25/51	$86,000	$86,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 2.592%, 6/25/52	1,080,000	1,080,000
Station Place Securitization Trust 144A
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 2.53%, 10/24/20	1,006,000	1,006,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 9/24/20	1,041,000	1,041,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 6/24/20	1,077,000	1,077,000
FRB Ser. 18-8, Class A, (1 Month US LIBOR + 0.70%), 2.48%, 2/24/20	1,723,000	1,723,000
FRB Ser. 19-WL1, Class A, (1 Month US LIBOR + 0.65%), 2.442%, 8/25/52	589,000	589,000
Toorak Mortgage Corp. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22	470,000	474,700
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 2.308%, 1/25/46	715,914	705,785

Total asset-backed securities (cost $7,785,034)		$7,782,485

SENIOR LOANS (0.1%)(a)(c)
	Principal amount	Value
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 6.235%, 6/21/24	$180,375	$179,666
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 5.234%, 4/3/24	69,643	69,316
California Resources Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 6.555%, 12/31/22	35,000	30,936
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 5.933%, 5/5/24	42,221	42,326
FTS International, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.549%, 4/16/21	32,593	27,976
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 4.549%, 3/31/24	47,822	47,829
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.691%, 5/1/26	9,210	9,287
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 9.25%), 11.042%, 5/21/24	109,436	37,756
Jo-Ann Stores, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 5.00%), 6.934%, 10/16/23	57,763	39,676
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.24%, 11/6/24	270,789	269,773
Neiman Marcus Group, Ltd., LLC bank term loan FRN (BBA LIBOR USD 3 Month + 6.00%), 7.713%, 10/25/23	52,275	42,657
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.902%, 11/3/23	24,322	23,714
Revlon Consumer Products Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 5.409%, 9/7/23	71,425	54,506
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.799%, 2/28/26	75,000	60,000
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 5.063%, 2/28/25	73,650	66,654
Solenis International LP bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 5.909%, 6/26/25	59,873	59,075
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.799%, 3/28/25	142,165	139,571
Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 5.00%), 6.945%, 5/30/26	59,850	55,601

Total senior loans (cost $1,398,565)		$1,256,319

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
EPR Properties Ser. C, $1.438 cv. pfd.(R)	3,415	$108,290
Nine Point Energy 6.75% cv. pfd.(F)	11	2,200

Total convertible preferred stocks (cost $73,389)		$110,490

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	2,035	$53,012

Total preferred stocks (cost $50,875)		$53,012

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$50,000	$48,095

Total convertible bonds and notes (cost $46,925)		$48,095

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value
Citibank, N.A.
AUD/JPY (Put)	Feb-20/JPY 70.00	$6,731,993	AUD	9,593,150	$2,982
Goldman Sachs International
AUD/JPY (Put)	Feb-20/JPY 70.00	6,731,993	AUD	9,593,150	2,982
EUR/NOK (Put)	Jan-20/NOK 9.85	5,073,225	EUR	4,522,800	26,807

Total purchased options outstanding (cost $306,969)					$32,771

SHORT-TERM INVESTMENTS (17.5%)(a)
		Principal amount/ shares	Value
Putnam Cash Collateral Pool, LLC 1.81%(AFF)	Shares	2,082,985	$2,082,985
Putnam Short Term Investment Fund 1.72%(AFF)	Shares	182,571,734	182,571,734
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.53%(P)	Shares	110,000	110,000
U.S. Treasury Bills 1.565%, 5/7/20(SEG)(SEGCCS)		$4,234,000	4,211,420
U.S. Treasury Bills 1.574%, 5/21/20(SEG)(SEGCCS)		3,553,001	3,531,911
U.S. Treasury Bills 1.566%, 4/16/20(SEG)(SEGCCS)(SEGTBA)		2,957,000	2,943,911
U.S. Treasury Bills 1.636%, 4/2/20(SEG)		1,090,000	1,085,797
U.S. Treasury Bills 1.565%, 6/11/20(SEG)(SEGSF)(SEGCCS)		577,999	574,029
U.S. Treasury Bills 1.590%, 6/18/20(SEG)(SEGCCS)		370,001	367,341
U.S. Treasury Bills 1.541%, 4/23/20(SEG)(SEGCCS)		279,001	277,669
U.S. Treasury Bills 1.625%, 4/9/20(SEG)		145,000	144,398

Total short-term investments (cost $197,900,137)			$197,901,195
TOTAL INVESTMENTS

Total investments (cost $1,127,325,610)			$1,240,019,124

	FORWARD CURRENCY CONTRACTS at 12/31/19 (aggregate face value $66,977,936) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	1/15/20	$217,612	$211,232	$6,380
		Australian Dollar	Sell	1/15/20	217,610	216,958	(652)
		Brazilian Real	Sell	2/4/20	102,449	77,292	(25,157)
		British Pound	Buy	3/18/20	431,516	421,352	10,164
		Canadian Dollar	Buy	1/15/20	214,949	212,656	2,293
		Canadian Dollar	Sell	1/15/20	214,949	212,224	(2,725)
		Euro	Buy	3/18/20	935,158	928,272	6,886
		Japanese Yen	Sell	2/19/20	428,320	425,397	(2,923)
		Mexican Peso	Buy	1/15/20	848,162	801,347	46,815
		Mexican Peso	Sell	1/15/20	848,162	819,942	(28,220)
	Barclays Bank PLC
		British Pound	Buy	3/18/20	398,465	389,769	8,696
		Canadian Dollar	Buy	1/15/20	1,509,188	1,488,442	20,746
		Canadian Dollar	Sell	1/15/20	1,509,188	1,478,155	(31,033)
		Hong Kong Dollar	Buy	2/19/20	266,196	264,835	1,361
		New Zealand Dollar	Buy	1/15/20	830,087	829,952	135
		New Zealand Dollar	Sell	1/15/20	830,087	770,205	(59,882)
		Norwegian Krone	Sell	3/18/20	648,273	639,151	(9,122)
		Swedish Krona	Sell	3/18/20	214,290	213,253	(1,037)
	Citibank, N.A.
		Brazilian Real	Sell	2/4/20	38,322	37,011	(1,311)
		Canadian Dollar	Buy	1/15/20	847,551	837,668	9,883
		Canadian Dollar	Sell	1/15/20	847,551	832,562	(14,989)
		Danish Krone	Sell	3/18/20	332,981	329,644	(3,337)
		New Zealand Dollar	Buy	1/15/20	68,540	68,526	14
		New Zealand Dollar	Sell	1/15/20	68,540	63,604	(4,936)
	Credit Suisse International
		Euro	Buy	3/18/20	224,379	222,181	2,198
	Goldman Sachs International
		Australian Dollar	Buy	1/15/20	733,556	731,453	2,103
		Australian Dollar	Sell	1/15/20	733,556	709,480	(24,076)
		Brazilian Real	Buy	2/4/20	844,801	811,736	33,065
		Brazilian Real	Sell	2/4/20	834,867	813,037	(21,830)
		British Pound	Sell	3/18/20	732,953	716,930	(16,023)
		Chilean Peso	Buy	1/15/20	789,720	833,166	(43,446)
		Chilean Peso	Sell	1/15/20	789,720	830,849	41,129
		New Zealand Dollar	Buy	1/15/20	1,747,767	1,734,601	13,166
		New Zealand Dollar	Sell	1/15/20	1,747,767	1,633,402	(114,365)
		Norwegian Krone	Buy	3/18/20	4,592,447	4,394,213	198,234
		Swedish Krona	Buy	3/18/20	458,035	450,677	7,358
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/15/20	856,611	832,025	24,586
		Australian Dollar	Sell	1/15/20	856,611	851,646	(4,965)
		British Pound	Sell	3/18/20	732,953	716,933	(16,020)
		New Zealand Dollar	Buy	1/15/20	216,056	212,723	3,333
		New Zealand Dollar	Sell	1/15/20	216,056	214,664	(1,392)
		Norwegian Krone	Sell	3/18/20	433,105	425,011	(8,094)
		Swedish Krona	Sell	3/18/20	2,368,600	2,320,790	(47,810)
	JPMorgan Chase Bank N.A.
		British Pound	Buy	3/18/20	2,085,769	2,040,415	45,354
		Canadian Dollar	Sell	1/15/20	229,043	224,348	(4,695)
		Euro	Buy	3/18/20	378,211	374,375	3,836
		Japanese Yen	Sell	2/19/20	606,075	604,963	(1,112)
		New Zealand Dollar	Buy	1/15/20	2,089,861	2,032,672	57,189
		New Zealand Dollar	Sell	1/15/20	2,089,861	1,939,202	(150,659)
		Norwegian Krone	Sell	3/18/20	372,551	356,372	(16,179)
		Singapore Dollar	Buy	2/19/20	180,151	178,693	1,458
		Swedish Krona	Sell	3/18/20	127,884	125,918	(1,966)
		Swiss Franc	Buy	3/18/20	856,078	840,334	15,744
	NatWest Markets PLC
		Australian Dollar	Buy	1/15/20	2,188,875	2,089,615	99,260
		Australian Dollar	Sell	1/15/20	2,188,875	2,182,241	(6,634)
		British Pound	Buy	3/18/20	431,516	421,346	10,170
		Euro	Buy	3/18/20	340,683	338,191	2,492
		New Zealand Dollar	Buy	1/15/20	219,489	212,477	7,012
		New Zealand Dollar	Sell	1/15/20	219,489	219,431	(58)
		Norwegian Krone	Buy	3/18/20	886,785	849,274	37,511
		Swedish Krona	Sell	3/18/20	617,346	607,804	(9,542)
	State Street Bank and Trust Co.
		Australian Dollar	Sell	1/15/20	852,329	807,612	(44,717)
		British Pound	Sell	3/18/20	1,330,916	1,313,256	(17,660)
		Canadian Dollar	Buy	1/15/20	2,551,511	2,525,732	25,779
		Canadian Dollar	Sell	1/15/20	2,551,511	2,519,687	(31,824)
		Euro	Buy	3/18/20	1,945,148	1,928,130	17,018
		Japanese Yen	Sell	2/19/20	2,600,855	2,596,553	(4,302)
		New Zealand Dollar	Buy	1/15/20	213,632	172,247	41,385
		Norwegian Krone	Buy	3/18/20	901,630	850,759	50,871
		Swedish Krona	Sell	3/18/20	3,351,692	3,302,204	(49,488)
	Toronto-Dominion Bank
		Canadian Dollar	Sell	1/15/20	287,036	268,359	(18,677)
		Euro	Buy	3/18/20	215,814	213,724	2,090
		Swedish Krona	Sell	3/18/20	438,255	431,139	(7,116)
	UBS AG
		Australian Dollar	Sell	1/15/20	165,173	207,545	42,372
		British Pound	Sell	3/18/20	434,834	428,465	(6,369)
		Japanese Yen	Buy	2/19/20	14,477	17,865	(3,388)
		New Zealand Dollar	Buy	1/15/20	711,320	656,427	54,893
		Swedish Krona	Sell	3/18/20	432,276	425,654	(6,622)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/15/20	220,979	220,334	645
		Australian Dollar	Sell	1/15/20	220,979	214,725	(6,254)
		British Pound	Sell	3/18/20	215,824	212,752	(3,072)
		Euro	Sell	3/18/20	113	2,130	2,017

	Unrealized appreciation						955,641

	Unrealized (depreciation)						(873,679)

	Total						$81,962
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	335	$34,102,799	$34,111,375	Mar-20	$(276,881)
Russell 2000 Index E-Mini (Long)	273	22,774,596	22,803,690	Mar-20	297,872
S&P 500 Index E-Mini (Long)	84	13,569,276	13,570,620	Mar-20	71,495
S&P 500 Index E-Mini (Short)	1,025	165,577,475	165,593,875	Mar-20	(3,085,287)
S&P Mid Cap 400 Index E-Mini (Long)	9	1,856,718	1,858,320	Mar-20	7,883
S&P Mid Cap 400 Index E-Mini (Short)	64	13,203,328	13,214,720	Mar-20	(156,309)
U.S. Treasury Bond 30 yr (Long)	123	19,176,469	19,176,469	Mar-20	(415,402)
U.S. Treasury Bond Ultra 30 yr (Long)	254	46,140,688	46,140,688	Mar-20	(1,556,322)
U.S. Treasury Bond Ultra 30 yr (Short)	3	544,969	544,969	Mar-20	18,275
U.S. Treasury Note 2 yr (Long)	493	106,241,500	106,241,500	Mar-20	(71,124)
U.S. Treasury Note 2 yr (Short)	43	9,266,500	9,266,500	Mar-20	5,958
U.S. Treasury Note 5 yr (Long)	822	97,496,906	97,496,906	Mar-20	(352,591)
U.S. Treasury Note 5 yr (Short)	24	2,846,625	2,846,625	Mar-20	10,258
U.S. Treasury Note 10 yr (Long)	318	40,838,156	40,838,156	Mar-20	(373,012)
U.S. Treasury Note Ultra 10 yr (Short)	23	3,236,172	3,236,172	Mar-20	40,113

Unrealized appreciation					451,854

Unrealized (depreciation)					(6,286,928)

Total					$(5,835,074)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/19 (proceeds receivable $4,061,758) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 1/1/50	$1,000,000	1/14/20	$1,028,828
Uniform Mortgage-Backed Securities, 3.00%, 1/1/50	3,000,000	1/14/20	3,043,125

Total			$4,071,953

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$12,810,000	$4,996		$(31)	12/5/20	Federal funds effective rate US — Quarterly	Secured overnight funding rate — Quarterly	$(5,559)
		53,520,300	51,540	(E)	(45,632)	3/18/22	1.60% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,908
		39,064,500	37,619	(E)	32,894	3/18/22	3 month USD-LIBOR-BBA — Quarterly	1.60% — Semiannually	(4,725)
		1,219,400	26,260	(E)	(4,404)	3/18/50	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	21,856
		9,933,800	213,924	(E)	35,740	3/18/50	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(178,185)
		16,610,400	230,569	(E)	(124,806)	3/18/30	1.75% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	105,762
		25,373,100	352,204	(E)	190,579	3/18/30	3 month USD-LIBOR-BBA — Quarterly	1.75% — Semiannually	(161,625)
		22,593,900	113,241	(E)	(64,907)	3/18/25	1.625% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	48,334
		14,500,700	72,678	(E)	41,551	3/18/25	3 month USD-LIBOR-BBA — Quarterly	1.625% — Semiannually	(31,126)

	Total				$60,984				$(199,360)
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/19 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$84,031	$84,068	$—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	$142
	502,989	502,055	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(206)
	17,627	17,670	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	68
	13,773	13,854	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(106)
	159,602	159,708	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(419)
	6,839	6,784	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	11
	44,009	43,469	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(61)
	12,970	12,811	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(18)
	4,229	4,146	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(38)
	11,244	11,226	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(121)
	359	359	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	4
	Citibank, N.A.
	19,747,015	20,152,247	—	11/25/20	(3 month USD-LIBOR-BBA plus 0.34%) — Quarterly	A basket (CGPUTQL2) of common stocks — Quarterly*	423,096
	16,961,457	17,455,614	—	11/25/20	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	(463,004)
	162,011	161,710	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(66)
	Credit Suisse International
	16,306	16,137	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(3)
	Goldman Sachs International
	37,968,808	38,103,623	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	160,752
	35,529,121	35,758,524	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(250,699)
	7,774	7,779	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(20)
	9,357	9,363	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(25)
	172,294	172,409	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(453)
	45,477	44,753	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(224)
	10,516	10,309	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(96)
	10,516	10,309	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(96)
	6,637	6,427	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(134)
	1,124	1,123	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	13
	JPMorgan Securities LLC
	25,261	24,763	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	230
	56,978	56,280	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	79

	Upfront premium received		—	Unrealized appreciation			584,395

	Upfront premium (paid)		—	Unrealized (depreciation)			(715,789)

		Total	$—			Total	$(131,394)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Apple, Inc.	Technology	1,936	$568,413	2.82%
JPMorgan Chase & Co.	Financials	3,829	533,775	2.65%
Microsoft Corp.	Technology	3,164	498,911	2.48%
Alphabet, Inc. Class A	Technology	368	493,052	2.45%
Verizon Communications, Inc.	Communication services	7,546	463,355	2.30%
Medtronic PLC	Health care	3,566	404,613	2.01%
Honeywell International, Inc.	Capital goods	2,167	383,628	1.90%
Starbucks Corp.	Consumer staples	4,136	363,649	1.80%
Texas Instruments, Inc.	Technology	2,810	360,514	1.79%
Fidelity National Information Services, Inc.	Technology	2,574	357,948	1.78%
Lockheed Martin Corp.	Capital goods	918	357,364	1.77%
TJX Cos., Inc. (The)	Consumer cyclicals	5,721	349,327	1.73%
Automatic Data Processing, Inc.	Consumer cyclicals	2,039	347,663	1.73%
Mondelez International, Inc. Class A	Consumer staples	6,275	345,610	1.71%
U.S. Bancorp	Financials	5,822	345,174	1.71%
Kinder Morgan, Inc.	Utilities and power	15,202	321,825	1.60%
Walt Disney Co. (The)	Consumer cyclicals	2,190	316,671	1.57%
Sysco Corp.	Consumer staples	3,701	316,590	1.57%
Intuit, Inc.	Technology	1,155	302,432	1.50%
Johnson & Johnson	Health care	2,032	296,443	1.47%
Allstate Corp. (The)	Financials	2,540	285,667	1.42%
Exelon Corp.	Utilities and power	5,977	272,481	1.35%
Annaly Capital Management, Inc.	Financials	28,781	271,118	1.35%
Waste Management, Inc.	Capital goods	2,305	262,654	1.30%
Leidos Holdings, Inc.	Technology	2,635	257,924	1.28%
DTE Energy Co.	Utilities and power	1,984	257,643	1.28%
Intercontinental Exchange, Inc.	Financials	2,765	255,917	1.27%
Omnicom Group, Inc.	Consumer cyclicals	2,965	240,257	1.19%
Exxon Mobil Corp.	Energy	3,430	239,362	1.19%
Amazon.com, Inc.	Consumer cyclicals	128	235,806	1.17%
Cisco Systems, Inc.	Technology	4,793	229,883	1.14%
Cognizant Technology Solutions Corp. Class A	Technology	3,707	229,878	1.14%
Hershey Co. (The)	Consumer staples	1,420	208,694	1.04%
Ross Stores, Inc.	Consumer cyclicals	1,792	208,582	1.04%
Baxter International, Inc.	Health care	2,414	201,887	1.00%
Merck & Co., Inc.	Health care	2,192	199,319	0.99%
VICI Properties, Inc.	Financials	7,712	197,036	0.98%
Pfizer, Inc.	Health care	5,004	196,063	0.97%
Garmin, Ltd.	Technology	1,985	193,698	0.96%
eBay, Inc.	Technology	5,269	190,280	0.94%
AGNC Investment Corp.	Financials	10,658	188,436	0.94%
Ingersoll-Rand PLC	Capital goods	1,402	186,389	0.92%
Delta Air Lines, Inc.	Transportation	3,181	186,007	0.92%
Procter & Gamble Co. (The)	Consumer staples	1,458	182,158	0.90%
Take-Two Interactive Software, Inc.	Technology	1,481	181,302	0.90%
Western Union Co. (The)	Technology	6,768	181,246	0.90%
AutoZone, Inc.	Consumer cyclicals	147	175,583	0.87%
Charter Communications, Inc. Class A	Communication services	356	172,893	0.86%
Bristol-Myers Squibb Co.	Health care	2,664	170,971	0.85%
Hologic, Inc.	Health care	3,049	159,186	0.79%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
National Bank of Canada (Canada)	Financials	4,617	$256,268	0.67%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	861	254,108	0.67%
Partners Group Holding AG (Switzerland)	Financials	275	252,221	0.66%
Xcel Energy, Inc.	Utilities and power	3,936	249,928	0.66%
AMETEK, Inc.	Conglomerates	2,501	249,476	0.65%
OGE Energy Corp.	Utilities and power	5,599	249,006	0.65%
Paychex, Inc.	Technology	2,913	247,765	0.65%
Omnicom Group, Inc.	Consumer cyclicals	3,048	246,964	0.65%
Mitsubishi UFJ Financial Group, Inc. (Japan)	Financials	44,883	245,036	0.64%
Aena SME SA (Spain)	Transportation	1,281	244,905	0.64%
Ingersoll-Rand PLC	Capital goods	1,839	244,388	0.64%
Citrix Systems, Inc.	Technology	2,196	243,560	0.64%
Swisscom AG (Switzerland)	Communication services	460	243,544	0.64%
WEC Energy Group, Inc.	Utilities and power	2,621	241,724	0.63%
Ageas (Belgium)	Financials	4,082	241,221	0.63%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	6,463	240,200	0.63%
Swiss Life Holding AG (Switzerland)	Financials	470	236,013	0.62%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer cyclicals	3,139	234,677	0.62%
Toronto-Dominion Bank (Canada)	Financials	4,163	233,462	0.61%
Royal Bank of Canada (Canada)	Financials	2,931	231,904	0.61%
Eni SpA (Italy)	Utilities and power	14,824	230,240	0.60%
Canadian Imperial Bank of Commerce (Canada)	Financials	2,764	229,983	0.60%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	5,842	228,383	0.60%
Cummins, Inc.	Capital goods	1,254	224,355	0.59%
Givaudan SA (Switzerland)	Basic materials	70	220,580	0.58%
Diageo PLC (United Kingdom)	Consumer staples	5,181	219,643	0.58%
Comcast Corp. Class A	Communication services	4,860	218,535	0.57%
Sun Life Financial, Inc. (Canada)	Financials	4,729	215,635	0.57%
Expeditors International of Washington, Inc.	Transportation	2,750	214,532	0.56%
Raymond James Financial, Inc.	Financials	2,367	211,736	0.56%
Automatic Data Processing, Inc.	Consumer cyclicals	1,242	211,680	0.56%
Mizuho Financial Group, Inc. (Japan)	Financials	135,006	209,116	0.55%
MTU Aero Engines AG (Germany)	Capital goods	714	203,929	0.54%
Roper Technologies, Inc.	Capital goods	575	203,585	0.53%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	5,057	201,835	0.53%
NN Group NV (Netherlands)	Financials	5,187	196,761	0.52%
Halma PLC (United Kingdom)	Technology	7,018	196,703	0.52%
Red Electrica Corporacion SA (Spain)	Utilities and power	9,708	195,198	0.51%
CGI Group, Inc. Class A (Canada)	Technology	2,317	193,931	0.51%
Endesa SA (Spain)	Utilities and power	7,264	193,852	0.51%
Repsol SA (Spain)	Energy	12,258	191,541	0.50%
Expedia, Inc.	Consumer cyclicals	1,770	191,383	0.50%
Booking Holdings, Inc.	Consumer cyclicals	93	190,028	0.50%
Baloise Holding AG (Switzerland)	Financials	1,048	189,433	0.50%
Air Liquide SA (France)	Basic materials	1,333	188,705	0.50%
Rio Tinto PLC (United Kingdom)	Basic materials	3,096	184,668	0.48%
Legrand SA (France)	Capital goods	2,257	183,931	0.48%
People's United Financial, Inc.	Financials	10,693	180,707	0.47%
Hershey Co. (The)	Consumer staples	1,220	179,294	0.47%
AGNC Investment Corp.	Financials	10,042	177,541	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Fortis, Inc. (Canada)	Utilities and power	5,467	$226,849	0.63%
American Tower Corp.	Communication services	982	225,717	0.63%
Zurich Insurance Group AG (Switzerland)	Financials	547	224,477	0.63%
AIA Group, Ltd. (Hong Kong)	Financials	21,089	221,379	0.62%
DBS Group Holdings, Ltd. (Singapore)	Financials	11,495	221,195	0.62%
Markel Corp.	Financials	191	217,992	0.61%
ABB, Ltd. (Switzerland)	Capital goods	8,755	211,405	0.59%
Camden Property Trust	Financials	1,982	210,312	0.59%
Daimler AG (Germany)	Consumer cyclicals	3,779	209,279	0.59%
Autodesk, Inc.	Technology	1,128	206,902	0.58%
Credit Agricole SA (France)	Financials	14,146	205,089	0.57%
Panasonic Corp. (Japan)	Consumer cyclicals	21,432	203,064	0.57%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	4,376	201,153	0.56%
American Express Co.	Financials	1,613	200,796	0.56%
Alexandria Real Estate Equities, Inc.	Financials	1,224	197,803	0.55%
Fidelity National Information Services, Inc.	Technology	1,406	195,572	0.55%
International Business Machines Corp.	Technology	1,445	193,713	0.54%
ANA Holdings, Inc. (Japan)	Transportation	5,761	193,104	0.54%
Accor SA (France)	Consumer cyclicals	4,119	192,899	0.54%
Crown Castle International Corp.	Communication services	1,354	192,529	0.54%
Credit Suisse Group AG (Switzerland)	Financials	13,921	188,504	0.53%
Entergy Corp.	Utilities and power	1,557	186,568	0.52%
Waste Connections, Inc.	Capital goods	2,053	186,425	0.52%
Svenska Handelsbanken AB (Sweden)	Financials	16,865	181,679	0.51%
NiSource, Inc.	Utilities and power	6,426	178,897	0.50%
FirstEnergy Corp.	Utilities and power	3,676	178,640	0.50%
Microchip Technology, Inc.	Technology	1,689	176,903	0.49%
Prologis, Inc.	Financials	1,928	171,838	0.48%
Wells Fargo & Co.	Financials	3,174	170,771	0.48%
Alliant Energy Corp.	Utilities and power	3,103	169,783	0.47%
Becton Dickinson and Co.	Health care	613	166,796	0.47%
Delivery Hero Holding GmbH (Germany)	Consumer staples	2,107	166,728	0.47%
Archer-Daniels-Midland Co.	Basic materials	3,587	166,236	0.46%
MS&AD Insurance Group Holdings (Japan)	Financials	4,998	166,089	0.46%
SBA Communications Corp.	Communication services	685	165,103	0.46%
Sensata Technologies Holding PLC	Technology	3,062	164,929	0.46%
Xylem, Inc.	Capital goods	2,089	164,562	0.46%
Macquarie Group, Ltd. (Australia)	Financials	1,679	162,395	0.45%
Abbott Laboratories	Health care	1,861	161,619	0.45%
Coca-Cola Co. (The)	Consumer staples	2,909	160,999	0.45%
Equinix, Inc.	Communication services	275	160,584	0.45%
AstraZeneca PLC (United Kingdom)	Health care	1,583	159,553	0.45%
Caterpillar, Inc.	Capital goods	1,074	158,615	0.44%
Equifax, Inc.	Consumer cyclicals	1,127	157,892	0.44%
Southern Co. (The)	Utilities and power	2,478	157,853	0.44%
Arthur J. Gallagher & Co.	Financials	1,654	157,509	0.44%
Nordea Bank ABP (Finland)	Financials	19,385	156,548	0.44%
Boston Scientific Corp.	Health care	3,453	156,137	0.44%
Telefonica SA (Spain)	Communication services	22,063	154,103	0.43%
GoDaddy, Inc. Class A	Technology	2,255	153,149	0.43%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$957	$14,000	$715	5/11/63	300 bp — Monthly	$250
	CMBX NA BBB-.6 Index	BBB-/P	1,868	31,000	1,584	5/11/63	300 bp — Monthly	302
	CMBX NA BBB-.6 Index	BBB-/P	3,828	62,000	3,168	5/11/63	300 bp — Monthly	696
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	(193)	233,000	3,612	5/11/63	200 bp — Monthly	3,509
	CMBX NA A.6 Index	A/P	(59)	212,000	3,286	5/11/63	200 bp — Monthly	3,310
	CMBX NA A.6 Index	A/P	(53)	120,000	1,860	5/11/63	200 bp — Monthly	1,854
	CMBX NA A.6 Index	A/P	39	22,000	341	5/11/63	200 bp — Monthly	388
	CMBX NA A.6 Index	A/P	(173)	19,000	295	5/11/63	200 bp — Monthly	129
	CMBX NA BB.6 Index	BB-/P	52,918	215,000	24,338	5/11/63	500 bp — Monthly	28,789
	CMBX NA BB.7 Index	BB/P	364	4,000	154	1/17/47	500 bp — Monthly	214
	CMBX NA BB.7 Index	BB/P	6,526	47,000	1,805	1/17/47	500 bp — Monthly	4,767
	CMBX NA BB.7 Index	BB/P	12,468	97,000	3,725	1/17/47	500 bp — Monthly	8,837
	CMBX NA BB.7 Index	BB/P	16,427	136,000	5,222	1/17/47	500 bp — Monthly	11,337
	CMBX NA BBB-.6 Index	BBB-/P	14,288	158,000	8,074	5/11/63	300 bp — Monthly	6,306
	Credit Suisse International
	CMBX NA A.6 Index	A/P	(2,440)	2,210,000	34,255	5/11/63	200 bp — Monthly	32,674
	CMBX NA BB.7 Index	BB/P	9,898	74,000	2,842	1/17/47	500 bp — Monthly	7,129
	CMBX NA BBB-.6 Index	BBB-/P	9,772	104,000	5,314	5/11/63	300 bp — Monthly	4,518
	CMBX NA BBB-.7 Index	BBB-/P	31,222	395,000	1,817	1/17/47	300 bp — Monthly	33,270
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	28,986	481,000	7,456	5/11/63	200 bp — Monthly	36,629
	CMBX NA A.6 Index	A/P	20,305	399,000	6,185	5/11/63	200 bp — Monthly	26,644
	CMBX NA A.6 Index	A/P	12,141	387,000	5,999	5/11/63	200 bp — Monthly	18,290
	CMBX NA A.6 Index	A/P	7,708	333,000	5,162	5/11/63	200 bp — Monthly	12,999
	CMBX NA A.6 Index	A/P	8,351	270,000	4,185	5/11/63	200 bp — Monthly	12,641
	CMBX NA A.6 Index	A/P	10,374	210,000	3,255	5/11/63	200 bp — Monthly	13,711
	CMBX NA A.6 Index	A/P	(106)	175,000	2,713	5/11/63	200 bp — Monthly	2,674
	CMBX NA A.6 Index	A/P	9,523	145,000	2,248	5/11/63	200 bp — Monthly	11,827
	CMBX NA A.6 Index	A/P	7,315	142,000	2,201	5/11/63	200 bp — Monthly	9,571
	CMBX NA A.6 Index	A/P	444	59,000	915	5/11/63	200 bp — Monthly	1,382
	CMBX NA A.6 Index	A/P	(113)	59,000	915	5/11/63	200 bp — Monthly	825
	CMBX NA A.6 Index	A/P	1,584	52,000	806	5/11/63	200 bp — Monthly	2,411
	CMBX NA A.6 Index	A/P	(65)	36,000	558	5/11/63	200 bp — Monthly	507
	CMBX NA A.6 Index	A/P	192	3,000	47	5/11/63	200 bp — Monthly	240
	CMBX NA A.7 Index	A-/P	1,462	29,000	841	1/17/47	200 bp — Monthly	2,314
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	204	5/11/63	300 bp — Monthly	114
	CMBX NA BBB-.6 Index	BBB-/P	545	8,000	409	5/11/63	300 bp — Monthly	141
	CMBX NA BBB-.6 Index	BBB-/P	939	18,000	920	5/11/63	300 bp — Monthly	30
	CMBX NA BBB-.6 Index	BBB-/P	4,655	43,000	2,197	5/11/63	300 bp — Monthly	2,483
	CMBX NA BBB-.6 Index	BBB-/P	2,226	46,000	2,351	5/11/63	300 bp — Monthly	(98)
	CMBX NA BBB-.6 Index	BBB-/P	5,992	71,000	3,628	5/11/63	300 bp — Monthly	2,405
	CMBX NA BBB-.6 Index	BBB-/P	9,260	84,000	4,292	5/11/63	300 bp — Monthly	5,017
	CMBX NA BBB-.6 Index	BBB-/P	8,861	105,000	5,366	5/11/63	300 bp — Monthly	3,556
	CMBX NA BBB-.6 Index	BBB-/P	13,393	110,000	5,621	5/11/63	300 bp — Monthly	7,836
	CMBX NA BBB-.6 Index	BBB-/P	9,758	113,000	5,774	5/11/63	300 bp — Monthly	4,049
	CMBX NA BBB-.6 Index	BBB-/P	55,992	597,000	30,507	5/11/63	300 bp — Monthly	25,834
	CMBX NA BBB-.6 Index	BBB-/P	57,205	761,000	38,887	5/11/63	300 bp — Monthly	18,762
	CMBX NA BBB-.7 Index	BBB-/P	22,289	283,000	1,302	1/17/47	300 bp — Monthly	23,756
	CMBX NA BBB-.7 Index	BBB-/P	5,793	68,000	313	1/17/47	300 bp — Monthly	6,145
	CMBX NA BBB-.7 Index	BBB-/P	5,300	62,000	285	1/17/47	300 bp — Monthly	5,621
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB-/P	10,804	51,000	5,773	5/11/63	500 bp — Monthly	5,080
	CMBX NA A.6 Index	A/P	67,010	2,913,000	45,152	5/11/63	200 bp — Monthly	113,296
	CMBX NA A.6 Index	A/P	(34)	113,000	1,752	5/11/63	200 bp — Monthly	1,762
	CMBX NA A.6 Index	A/P	210	72,000	1,116	5/11/63	200 bp — Monthly	1,354
	CMBX NA A.6 Index	A/P	(52)	7,000	109	5/11/63	200 bp — Monthly	60
	CMBX NA A.7 Index	A-/P	11,139	254,000	7,366	1/17/47	200 bp — Monthly	18,603
	CMBX NA BB.10 Index	BB-/P	7,783	97,000	5,684	5/11/63	500 bp — Monthly	2,193
	CMBX NA BBB-.6 Index	BBB-/P	21,564	163,000	8,329	5/11/63	300 bp — Monthly	13,330
	Merrill Lynch International
	CMBX NA A.6 Index	A/P	(25)	85,000	1,318	5/11/63	200 bp — Monthly	1,325
	CMBX NA A.6 Index	A/P	847	65,000	1,008	5/11/63	200 bp — Monthly	1,879
	CMBX NA BBB-.6 Index	BBB-/P	7,500	84,000	4,292	5/11/63	300 bp — Monthly	3,257
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	12,034	87,000	4,446	5/11/63	300 bp — Monthly	7,639
	CMBX NA A.6 Index	A/P	2,989	221,000	3,426	5/11/63	200 bp — Monthly	6,501
	CMBX NA A.6 Index	A/P	608	44,000	682	5/11/63	200 bp — Monthly	1,308
	CMBX NA A.6 Index	A/P	982	19,000	295	5/11/63	200 bp — Monthly	1,284
	CMBX NA A.6 Index	A/P	122	13,000	202	5/11/63	200 bp — Monthly	329
	CMBX NA A.6 Index	A/P	(46)	6,000	93	5/11/63	200 bp — Monthly	49
	CMBX NA BB.6 Index	BB-/P	17,681	72,000	8,150	5/11/63	500 bp — Monthly	9,601
	CMBX NA BB.6 Index	BB-/P	35,237	143,000	16,188	5/11/63	500 bp — Monthly	19,188
	CMBX NA BBB-.6 Index	BBB-/P	10,300	85,000	4,344	5/11/63	300 bp — Monthly	6,006

Upfront premium received			678,295		Unrealized appreciation			620,737

Upfront premium (paid)			(3,359)		Unrealized (depreciation)			(98)

	Total		$674,936				Total	$620,639
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,357)	$183,000	$5,307	1/17/47	(200 bp) — Monthly	$(6,735)
	CMBX NA BB.10 Index	(4,696)	45,000	2,637	11/17/59	(500 bp) — Monthly	(2,103)
	CMBX NA BB.10 Index	(4,167)	38,000	2,227	11/17/59	(500 bp) — Monthly	(1,977)
	CMBX NA BB.11 Index	(17,620)	136,000	7,317	11/18/54	(500 bp) — Monthly	(10,436)
	CMBX NA BB.11 Index	(4,336)	46,000	2,475	11/18/54	(500 bp) — Monthly	(1,906)
	CMBX NA BB.11 Index	(1,787)	26,000	1,399	11/18/54	(500 bp) — Monthly	(414)
	CMBX NA BB.6 Index	(230)	2,000	226	5/11/63	(500 bp) — Monthly	(6)
	CMBX NA BB.8 Index	(3,725)	30,000	3,426	10/17/57	(500 bp) — Monthly	(328)
	CMBX NA BB.9 Index	(69,054)	669,000	27,830	9/17/58	(500 bp) — Monthly	(41,874)
	CMBX NA BB.9 Index	(6,258)	97,000	4,035	9/17/58	(500 bp) — Monthly	(2,318)
	CMBX NA BB.9 Index	(4,065)	63,000	2,621	9/17/58	(500 bp) — Monthly	(1,505)
	CMBX NA BBB-.6 Index	(553)	5,000	256	5/11/63	(300 bp) — Monthly	(300)
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	5,508	11/17/59	(500 bp) — Monthly	(5,761)
	CMBX NA BB.10 Index	(12,542)	94,000	5,508	11/17/59	(500 bp) — Monthly	(7,125)
	CMBX NA BB.10 Index	(6,091)	49,000	2,871	11/17/59	(500 bp) — Monthly	(3,267)
	CMBX NA BB.7 Index	(2,136)	121,000	13,697	5/11/63	(500 bp) — Monthly	11,444
	CMBX NA BB.7 Index	(53,129)	323,000	12,403	1/17/47	(500 bp) — Monthly	(41,040)
	CMBX NA BB.7 Index	(38,184)	207,000	7,949	1/17/47	(500 bp) — Monthly	(30,437)
	CMBX NA BB.8 Index	(2,804)	16,000	1,827	10/17/57	(500 bp) — Monthly	(992)
	CMBX NA BB.9 Index	(33,583)	335,000	13,936	9/17/58	(500 bp) — Monthly	(19,972)
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,695)	85,000	9,622	5/11/63	(500 bp) — Monthly	844
	CMBX NA BB.7 Index	(3,481)	23,000	883	1/17/47	(500 bp) — Monthly	(2,620)
	CMBX NA BB.6 Index	(18,117)	124,000	14,037	5/11/63	(500 bp) — Monthly	(4,201)
	CMBX NA BB.7 Index	(48,016)	284,000	10,906	1/17/47	(500 bp) — Monthly	(37,387)
	CMBX NA BB.7 Index	(50,559)	249,000	9,562	1/17/47	(500 bp) — Monthly	(41,240)
	CMBX NA BB.7 Index	(2,949)	18,000	691	1/17/47	(500 bp) — Monthly	(2,275)
	CMBX NA BB.9 Index	(602)	5,000	208	9/17/58	(500 bp) — Monthly	(399)
	CMBX NA BB.9 Index	(595)	5,000	208	9/17/58	(500 bp) — Monthly	(392)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(4,908)	72,000	3,874	11/18/54	(500 bp) — Monthly	(1,105)
	CMBX NA BB.11 Index	(3,272)	48,000	2,582	11/18/54	(500 bp) — Monthly	(737)
	CMBX NA BB.12 Index	(8,845)	97,000	5,616	8/17/61	(500 bp) — Monthly	(3,323)
	CMBX NA BB.6 Index	(8,773)	61,000	6,905	5/11/63	(500 bp) — Monthly	(1,927)
	CMBX NA BB.6 Index	(5,185)	39,000	4,415	5/11/63	(500 bp) — Monthly	(808)
	CMBX NA BB.7 Index	(253)	2,000	77	1/17/47	(500 bp) — Monthly	(178)
	CMBX NA BB.9 Index	(2,537)	44,000	1,830	9/17/58	(500 bp) — Monthly	(749)
	CMBX NA BB.9 Index	(1,652)	39,000	1,622	9/17/58	(500 bp) — Monthly	(67)
	CMBX NA BB.9 Index	(2,265)	16,000	666	9/17/58	(500 bp) — Monthly	(1,615)
	CMBX NA BBB-.7 Index	(2,178)	60,000	276	1/17/47	(300 bp) — Monthly	(2,489)
	CMBX NA BBB-.7 Index	(13,584)	358,000	1,647	1/17/47	(300 bp) — Monthly	(15,439)
	Merrill Lynch International
	CMBX NA BB.10 Index	(4,743)	45,000	2,637	11/17/59	(500 bp) — Monthly	(2,149)
	CMBX NA BB.10 Index	(5,349)	45,000	2,637	11/17/59	(500 bp) — Monthly	(2,756)
	CMBX NA BB.9 Index	(477)	223,000	9,277	9/17/58	(500 bp) — Monthly	8,583
	CMBX NA BB.9 Index	(1,738)	35,000	1,456	9/17/58	(500 bp) — Monthly	(316)
	CMBX NA BBB-.7 Index	(2,376)	29,000	133	1/17/47	(300 bp) — Monthly	(2,527)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(7,030)	69,000	317	1/17/47	(300 bp) — Monthly	(7,388)
	CMBX NA BB.10 Index	(4,719)	45,000	2,637	11/17/59	(500 bp) — Monthly	(2,126)
	CMBX NA BB.11 Index	(2,478)	26,000	1,399	11/18/54	(500 bp) — Monthly	(1,104)
	CMBX NA BB.12 Index	(735)	9,000	521	9/17/58	(500 bp) — Monthly	(223)
	CMBX NA BB.7 Index	(23,139)	120,000	4,608	1/17/47	(500 bp) — Monthly	(18,648)
	CMBX NA BB.7 Index	(9,251)	46,000	1,766	1/17/47	(500 bp) — Monthly	(7,529)
	CMBX NA BB.7 Index	(1,978)	38,000	1,459	1/17/47	(500 bp) — Monthly	(556)
	CMBX NA BB.7 Index	(4,238)	21,000	806	1/17/47	(500 bp) — Monthly	(3,452)
	CMBX NA BB.9 Index	(4,433)	59,000	2,454	9/17/58	(500 bp) — Monthly	(2,036)
	CMBX NA BB.9 Index	(1,834)	37,000	1,539	9/17/58	(500 bp) — Monthly	(331)
	CMBX NA BB.9 Index	(2,189)	36,000	1,498	9/17/58	(500 bp) — Monthly	(726)
	CMBX NA BB.9 Index	(2,214)	36,000	1,498	9/17/58	(500 bp) — Monthly	(752)
	CMBX NA BB.9 Index	(2,093)	34,000	1,414	9/17/58	(500 bp) — Monthly	(711)
	CMBX NA BB.9 Index	(1,836)	34,000	1,414	9/17/58	(500 bp) — Monthly	(455)
	CMBX NA BB.9 Index	(2,813)	32,000	1,331	9/17/58	(500 bp) — Monthly	(1,513)
	CMBX NA BB.9 Index	(2,651)	31,000	1,290	9/17/58	(500 bp) — Monthly	(1,392)
	CMBX NA BB.9 Index	(1,585)	11,000	458	9/17/58	(500 bp) — Monthly	(1,138)
	CMBX NA BB.9 Index	(1,213)	10,000	416	9/17/58	(500 bp) — Monthly	(806)
	CMBX NA BB.9 Index	(606)	5,000	208	9/17/58	(500 bp) — Monthly	(403)

	Upfront premium received	—			Unrealized appreciation		20,871

	Upfront premium (paid)	(555,679)			Unrealized (depreciation)		(354,484)

	Total	$(555,679)				Total	$(333,613)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/19 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	B+/P	$(1,103,869)	$16,292,430	$1,569,531	12/20/24	500 bp — Quarterly	$492,816
	NA IG Series 33 Index	BBB+/P	(1,636,967)	78,800,000	2,042,969	12/20/24	100 bp — Quarterly	432,269

	Total		$(2,740,836)					$925,085
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2019. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/19 (Unaudited)
	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 33 Index	$1,758,639	$25,747,920	$2,480,426	12/20/24	(500 bp) — Quarterly	$(764,700)

	Total	$1,758,639					$(764,700)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
NOK	Norweigen Krone
Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2019 through December 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,132,444,209.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/19	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/19
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$2,793,600	$6,229,250	$6,939,865	$12,678	$2,082,985
	Putnam Short Term Investment Fund**	139,776,994	114,262,285	71,467,545	858,575	182,571,734

	Total Short-term investments	$142,570,594	$120,491,535	$78,407,410	$871,253	$184,654,719
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $2,082,985, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $2,038,451.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $10,537,043.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $23,832.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $152,312.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,418,620.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $203,598,678 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $269,501 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $23,832 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$13,783,737	$2,356,712	$—
Capital goods	32,814,750	2,587,869	—
Communication services	22,337,261	3,522,039	—
Conglomerates	3,763,397	—	—
Consumer cyclicals	63,821,414	4,884,207	—
Consumer staples	38,479,525	3,384,089	—
Energy	18,665,922	689,004	2,501
Financials	78,826,716	5,990,722	—
Health care	56,434,188	2,593,688	—
Technology	106,406,584	3,880,046	—
Transportation	10,788,095	1,936,591	—
Utilities and power	16,713,480	270,803	—

Total common stocks	462,835,069	32,095,770	2,501
Asset-backed securities	—	7,782,485	—
Convertible bonds and notes	—	48,095	—
Convertible preferred stocks	—	108,290	2,200
Corporate bonds and notes	—	274,193,353	88
Foreign government and agency bonds and notes	—	11,476,259	—
Mortgage-backed securities	—	44,428,554	—
Preferred stocks	—	53,012	—
Purchased options outstanding	—	32,771	—
Senior loans	—	1,256,319	—
U.S. government and agency mortgage obligations	—	207,672,530	—
U.S. treasury obligations	—	130,633	—
Short-term investments	182,681,734	15,219,461	—

Totals by level	$645,516,803	$594,497,532	$4,789
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$81,962	$—
Futures contracts	(5,835,074)	—	—
TBA sale commitments	—	(4,071,953)	—
Interest rate swap contracts	—	(260,344)	—
Total return swap contracts	—	(131,394)	—
Credit default contracts	—	1,310,351	—

Totals by level	$(5,835,074)	$(3,071,378)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)	$19,600,000
Written currency option contracts (contract amount)	$4,900,000
Futures contracts (number of contracts)	4,000
Forward currency contracts (contract amount)	$107,800,000
Centrally cleared interest rate swap contracts (notional)	$188,300,000
OTC total return swap contracts (notional)	$110,100,000
OTC credit default contracts (notional)	$19,000,000
Centrally cleared credit default contracts (notional)	$115,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com